AMERICAN EXPRESS
MONEY MARKET ACCOUNTS

OFFERED BY
THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
INTERSTATE TAX-EXEMPT FUND
CALIFONIA II TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

American Enterprise Investment Services Inc.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

SEMI-ANNUAL REPORT
November 30, 2000

[AMERICAN EXPRESS LOGO]


70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com

-COPYRIGHT- 1998 American Express Financial Corporation
All rights reserved.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

DISTRIBUTOR - RESRV PARTNERS, INC.
SEMI-ANNUAL 11/00          8023 VERSION C 6/00

                         THE RESERVE FUND--PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--76.2%                 (NOTE 1)
 ---------    ----------------------------------------------                 --------
              DOMESTIC--17.9%
$100,000,000  American Express Centurion Bank, 6.63%, 1/19/01.........  $       100,000,000
 200,000,000  Bank One, 6.65%, 3/26/01................................          200,000,000
 150,000,000  Comerica Bank, 6.62%, 6/19/01...........................          171,981,576
  50,000,000  First Tennessee Bank, 6.63%, 2/27/01....................           50,000,000
 225,000,000  Southtrust Bank, 6.63%, 2/01/01.........................          225,000,000
  75,000,000  State Street Bank & Trust Co., 6.58%, 12/07/00..........           75,000,000
 147,000,000  Wilmington Trust Co., 6.69%, 1/10/01....................          147,000,000
                                                                        -------------------
                                                                                968,981,576
                                                                        -------------------
              YANKEES--58.3%
 225,000,000  Bank Austria, 6.65%, 1/17/01............................          225,000,000
 200,000,000  Banque National de Paris, 6.64%, 1/18/01................          200,000,000
 225,000,000  Bayerische Hypo-und Vereinsbank, AG, 6.64%, 2/08/01.....          225,000,000
 100,000,000  Canadian Imperial Bank of Commerce, 6.70%, 2/12/01......           99,990,511
 225,000,000  Commerzbank AG, 6.63%, 2/06/01..........................          225,000,000
 150,000,000  Credit Agricole Indosuez, 6.55%, 12/20/00...............          150,000,000
 225,000,000  Danske Bank, 6.64%, 2/02/01.............................          225,000,000
 200,000,000  Deutsche Bank, 6.72%, 2/20/01...........................          200,000,000
 200,000,000  Dexia Bank, 6.58%, 12/05/00.............................          200,000,000
 225,000,000  Dresdner Bank, 6.63%, 2/07/01...........................          225,000,000
 200,000,000  Lloyds TSB Bank PLC, 6.57%, 12/21/00....................          200,000,000
 225,000,000  National Westminster Bank PLC, 6.64%, 1/31/01...........          225,000,000
 150,000,000  Rabobank Nederland, 6.56%, 1/24/01......................          149,991,563
 200,000,000  Societe Generale, 6.54%, 12/20/00.......................          200,000,000
 200,000,000  Svenska Handelsba Ken, 6.92, 8/17/01....................          199,973,109
 200,000,000  Westdeutsche Landsbank Girozentrale, 6.80%, 3/23/01.....          199,970,896
                                                                        -------------------
                                                                              3,149,926,079
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $4,118,907,655).........................................        4,118,907,655
                                                                        -------------------
              REPURCHASE AGREEMENTS--22.8%
 809,000,000  Bear, Stearns & Co. Inc., 6.56%, 12/1/00 (collateralized by FGPC 6.0% to 7.5% due 5/01/29 to 11/01/30 valued at
              $10,973,558, FGRA 7.06% to 7.31% due 2/15/27 to 10/15/30
              valued $34,974,428, FGRM 6.0% to 7.0% due 4/15/08 to
              10/15/23 valued at $15,900,451, FGSI 6.5% to 7.0% due
              1/1/24 to 9/01/29 valued at $308,958,824, FGSP 0% due
              3/01/28 to 12/01/29 valued at $112,839,908, FNST 0% to
              8.0% due 9/1/24 to 11/1/29 valued at $281,720,111, FNRA
              4.79% due 7/25/07 valued at $5,812,805, FNRM 0% to 7.0%
              due 11/25/04 to 7/25/30 valued at $35,030,186, FXRM
              6.25% to 6.7% due 3/18/18 to 8/18/28 valued at
              $20,572,405, GNMA 6.375% to 8.0% due 2/20/23 to 11/15/30
              valued at $21,018,648)
                                                                                809,000,000
 400,000,000  Chase Manhattan Bank, 6.55%, 12/01/00 (collateralized by
              FGSP 0% due 6/01/26 to 9/01/30 valued at $235,943,326,
              FGSI 0% due 9/01/21 to 11/01/30 valued at $176,059,161)
                                                                                400,000,000
  20,000,000  State Street Bank, 6.53%, 12/1/00 (collateralized by
              GNMA, 7.375% due 5/20/29 valued at $21,250,000)
                                                                                 20,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $1,229,000,000).......        1,229,000,000
                                                                        -------------------

                 TOTAL INVESTMENTS (COST $5,347,907,655).............      99.0%       5,347,907,655
                 ASSETS, LESS OTHER LIABILITIES......................       1.0           55,910,536
                                                                       --------  -------------------
                 NET ASSETS..........................................     100.0% $     5,403,818,191
                                                                       ========  ===================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 5,403,818,191 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................                $1.00
                                                                                 ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                    VALUE
   AMOUNT     REPURCHASE AGREEMENTS--99.8%                                  (NOTE 1)
 ---------    ----------------------------                                  --------
$451,000,000  Bear, Stearns & Co. Inc., 6.54%, 12/1/00 (collateralized by GNMA, 6.00% to 8.5% due from 9/15/09 to 10/15/30
              valued at $476,210,947).................................  $     451,000,000
 303,000,000  State Street Bank, 6.53%, 12/1/00 (collateralized by
              GNMA, 7.0% to 7.50% due from 5/20/27 to 7/15/30
              valued at $323,110,000).................................        303,000,000
                                                                        -----------------

               TOTAL REPURCHASE AGREEMENTS (COST $754,000,000).....      99.8%  754,000,000
               OTHER ASSETS, LESS LIABILITIES......................       0.2     1,138,716
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $755,138,716
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 755,138,716 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.5%                                (NOTE 1)
 ---------   --------------------------                                --------
$37,000,000  6.08%, 12/7/00......................................  $      36,963,273
 17,500,000  6.45%, 12/15/00.....................................         17,456,206
 43,500,000  6.40%, 12/12/00.....................................         43,369,150
 35,000,000  6.43%, 12/21/00.....................................         34,876,140
 24,500,000  6.12%, 1/11/01......................................         24,331,886
 19,500,000  6.23%, 1/18/01......................................         19,340,587
 26,000,000  6.06%, 1/25/01......................................         25,761,667
 13,500,000  6.30%, 2/1/01.......................................         13,355,966
 29,000,000  6.25%, 2/22/01......................................         28,592,447
 29,000,000  6.13%, 3/15/01......................................         28,501,883
 22,000,000  6.21%, 3/22/01......................................         21,591,150
                                                                   -----------------

               TOTAL U.S. TREASURY BILLS (COST $294,140,355).......      99.5%  294,140,355
               OTHER ASSETS, LESS LIABILITIES......................       0.5     1,388,537
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $295,528,892
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 295,528,892 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                                   GLOSSARY
FGPC        --     FHLMC Gold Mortgage-Backed Pass-Through Participation
                   Certificates
FGRA        --     Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable
                   Rate REMIC
FGRM        --     FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
                   Certificates
FGSI        --     Freddie MAC Gold Strip Interest Portion
FGSP        --     Freddie MAC Gold Strip Principle only
FNMA        --     Federal National Mortgage Association
FNMS        --     FNMA Mortgage-Backed Pass-Through Securities
FNRA        --     FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through
                   Securities
FNST        --     FNMA Strips
FNRM        --     Federal National Mortgage Association ("FNMA") REMIC
                   Mortgage-Backed Pass-Through Securities
FRRM        --     Government National Mortgage Association ("GNMA") REMIC
                   issued by FHLMC Fixed Rate
FXRM        --     Freddie Mac Fixed Rate REMIC
GNMA        --     Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--100.8%                                (NOTE 1)
 ---------   ------------------------------                                --------
             ALABAMA--2.4%
$7,200,000   Daphne-Villa Mercy Care Facility Mercy Medical Project
             Pooled Loan Program, 4.15%, 12/1/30 (a).................  $       7,200,000
                                                                       -----------------
             ARIZONA--1.6%
 1,100,000   Casa Grande Arizona IDA for Mayville Metal, 4.40%,
             7/1/15 (a)..............................................          1,100,000
 1,000,000   Apache County IDA for Tucson Electric Power Company,
             4.20%, 12/1/20 (a)......................................          1,000,000
 1,100,000   Arizona Health Facilities Authority, 4.35%, 10/1/15
             (a).....................................................          1,100,000
   540,000   Avondale IDA for National Health Investors Project,
             4.25%, 12/1/14 (a)......................................            540,000
   700,000   Pima County Arizona IDA for Tucson Electric, 4.15%,
             12/1/22 (a).............................................            700,000
   500,000   Tucson Arizona Airport Authority GO, 5.10%, 6/1/01
             (b).....................................................            501,801
                                                                       -----------------
                                                                               4,941,801
                                                                       -----------------
             CALIFORNIA--0.6%
   500,000   Fremont California Public Finance Authority, 3.95%,
             8/1/28 (a)..............................................            500,000
 1,100,000   Southern California Public Power Authority, 3.70%,
             7/1/23 (a)..............................................          1,100,000
   300,000   Wateruse Finance Authority, 3.90%, 5/1/28 (a)...........            300,000
                                                                       -----------------
                                                                               1,900,000
                                                                       -----------------
             COLORADO--0.7%
   900,000   Broomfield IDA for Buckeye Investments Project, 4.25%,
             12/1/09 (a).............................................            900,000
   850,000   Denver County Airport, Series B, 4.20%, 12/1/20 (a).....            850,000
   400,000   Eagle County Smith Creek Metropolitan District, 4.20%,
             10/1/35 (a).............................................            400,000
                                                                       -----------------
                                                                               2,150,000
                                                                       -----------------
             CONNECTICUT--3.0%
 3,100,000   Connecticut State Series B, 4.00%, 5/15/14 (a)..........          3,100,000
 1,000,000   Connecticut EDC for Allen Group, 4.50%, 2/1/13 (a)......          1,000,000
 1,055,000   Connecticut EDC for Independent Living Corp., 3.90%,
             7/1/15 (a)..............................................          1,055,000
   500,000   Connecticut HEFA for Hotchkiss School Series A, 3.80%,
             7/1/03 (a)..............................................            500,000
 1,900,000   Connecticut Special Tax Transportation Infrastructure
             Series 1 Revenue Bonds, 4.05%, 9/1/20 (a)...............          1,900,000
   100,000   Connecticut Special Tax Transportation Infrastructure
             Second Lien Revenue Bonds, 3.90%, 12/1/10 (a)...........            100,000
 1,600,000   Hartford Redev. Agency MFH for Underwood Towers Project,
             4.00%, 6/1/20 (a).......................................          1,600,000
                                                                       -----------------
                                                                               9,255,000
                                                                       -----------------
             DELAWARE--0.3%
 1,000,000   Delaware Transportation Authority prefunded 7/1/01@ 100,
             6.00% (b)...............................................          1,009,289
                                                                       -----------------
             FLORIDA--7.4%
 2,375,000   Dade County IDA for Dolphin Stadium Project, 4.00%,
             1/1/16 (a)..............................................          2,375,000
 1,300,000   Florida Dept. of General Services Environmental
             Prevention GO, 5.00%, 7/1/01 (b)........................          1,305,159
 2,500,000   Florida HFA for MFH Buena Vista 4.30%, 11/1/07 (a)......          2,500,000
   400,000   Florida HFA for MFH Lake Series 84, 4.80%, 6/1/07 (a)...            400,000
    10,000   Gulf Breeze, Series C Revenue Bonds, 4.10%, 12/1/15
             (a).....................................................             10,000
    55,000   Lee County IDA HCF for Cypress Cove, 4.05%, 10/1/04
             (a).....................................................             55,000
 1,500,000   Orange County Lake Highland Prep School, 4.20%, 10/1/18
             (a).....................................................          1,500,000
 1,000,000   Orange HFAR for Adventist Health Systems, 4.20%,
             11/15/14 (a)............................................          1,000,000
   700,000   Palm Beach Norton Gallery, 4.10%, 5/1/30 (a)............            700,000
 5,000,000   Saint Johns Development Authority Healthcare Glenmoor,
             4.05%, 1/1/07 (a).......................................          5,000,000
   600,000   Sarasota County HFAR for Healthcare -- Bay Village,
             4.25%, 12/1/23 (a)......................................            600,000
   200,000   Sunshine State Governmental Finance Commission, 4.20%,
             7/1/16 (a)..............................................            200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
             FLORIDA--7.4% (CONTINUED)
$2,500,000   Volusia Easter Seal Society, 4.30%, 9/1/21 (a)..........  $       2,500,000
 4,415,000   Volusia HFA for Southwest Volusia, 4.15%, 11/15/23
             (a).....................................................          4,415,000
                                                                       -----------------
                                                                              22,560,159
                                                                       -----------------
             GEORGIA--5.1%
 5,000,000   Burke EDC for Pollution Control, 4.15%, 12/7/00 (b).....          5,000,000
   400,000   Clayton HFA for MFH for Huntington Woods, 4.20%, 1/1/21
             (a).....................................................            400,000
 2,300,000   Fulton DFA for Alfred & Adele Davis, 4.20%, 12/1/19
             (a).....................................................          2,300,000
 1,495,237   Georgia Muni. Assoc. Pool Bd. COP, 4.20%, 12/15/20
             (a).....................................................          1,495,237
 3,250,000   Macon-Bibb IDA for I75 Business Park & Airport, 4.20%,
             7/1/20 (a)..............................................          3,250,000
 3,050,000   Municipal Electric Authority of Georgia, 4.20%, 12/6/00
             (b).....................................................          3,050,000
                                                                       -----------------
                                                                              15,495,237
                                                                       -----------------
             ILLINOIS--5.4%
 1,000,000   Chicago Equipment Notes, BAN, 4.375%, 10/4/01 (b).......          1,000,000
 2,500,000   Illinois DFA for Shakespeare Project, 4.17%, 1/1/19
             (a).....................................................          2,500,000
 2,000,000   Illinois EFA, 4.40%, 3/8/01 (a).........................          2,000,000
 1,000,000   Illinois EFA for Columbia College, 4.15%, 6/1/30 (a)....          1,000,000
 1,400,000   Illinois EFA for Lake County Family YMCA, 4.15%, 11/1/30
             (a).....................................................          1,400,000
 1,400,000   Illinois EFA for Lake Forest Open Lands, 4.15%, 8/1/33
             (a).....................................................          1,400,000
 1,000,000   Illinois HFAR Series F, 4.10%, 8/1/15 (a)...............          1,000,000
 2,900,000   Illinois HFAR, 4.30%, 10/1/15 (a).......................          2,900,000
   700,000   Illinois HFAR for Swedish Covenant Series A, 4.15%,
             8/15/27 (a).............................................            700,000
   700,000   Illinois Toll Highway Authority Series B, 4.05%, 1/1/16
             (a).....................................................            700,000
   200,000   Naperville Illinois for Heritage YMCA Group, 4.20%,
             12/1/29 (a).............................................            200,000
 1,525,000   Streamwood IDA for Olde Church Centre Project, 4.55%,
             12/1/14 (a).............................................          1,525,000
                                                                       -----------------
                                                                              16,325,000
                                                                       -----------------
             IOWA--0.8%
 1,000,000   Des Moines HFAR for Iowa Methodist Medical Center
             Project, 4.15%, 8/1/15 (a)..............................          1,000,000
 1,315,000   Polk County Hospital Equipment Revenue, 4.30%, 12/1/02
             (a).....................................................          1,315,000
                                                                       -----------------
                                                                               2,315,000
                                                                       -----------------
             INDIANA--2.9%
 5,000,000   Indiana Bond Bank GO BAN, Series A-2, 4.75%, 1/18/01....          5,003,791
 1,930,000   Indiana HFAR for Mental Health & Rehab, 4.05%, 11/1/20
             (a).....................................................          1,930,000
 1,500,000   Indiana TFA GO Series A, 5.00%, 6/1/01 (b)..............          1,501,570
   500,000   Logansport EDA for Modine Mfg. Project, 4.30%, 1/1/08
             (a).....................................................            500,000
                                                                       -----------------
                                                                               8,935,361
                                                                       -----------------
             KENTUCKY--2.2%
 1,500,000   Ashland Pollution Control Ashland Oil Inc., 3.90%,
             4/1/09 (a)..............................................          1,500,000
   840,000   Covington IDR for Baptist Convalescent, 4.40%, 4/1/19
             (a).....................................................            840,000
 2,000,000   Kentucky Asset/Liability Series B, 5.00%, 6/27/01.......          2,007,402
 2,235,000   Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 4.35%, 4/1/15 (a)........          2,235,000
                                                                       -----------------
                                                                               6,582,402
                                                                       -----------------
             MAINE--0.5%
 1,615,000   Maine HEFA Series A, 4.15%, 7/1/22 (a)..................          1,615,000
                                                                       -----------------
             MARYLAND--0.8%
   600,000   Baltimore IDA for Baltimore Cap Acquisition, 4.10%,
             8/1/16 (a)..............................................            600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
             MARYLAND--0.8% (CONTINUED)
$  800,000   Maryland Health & Higher Education Auth. for Hospital
             Closure Issue, Series A, 4.15%, 11/1/49 (a).............  $         800,000
 1,000,000   Maryland Health & Higher Education Auth. for Pooled Loan
             Program, Series A, 4.10%, 4/1/35 (a)....................          1,000,000
                                                                       -----------------
                                                                               2,400,000
                                                                       -----------------
             MASSACHUSETTS--5.9%
 1,866,552   Andover BAN, 5.00%, 12/29/00............................          1,867,389
   100,000   Boston WSR Series A, 3.95%, 11/1/24 (a).................            100,000
 1,500,000   Lee BAN, 4.75%, 10/17/01................................          1,505,037
 3,755,100   Marlborough BAN, 5.00%, 6/22/01.........................          3,763,477
 1,500,000   Massachusetts Bay Transit Authority Series B, 7.875%
             prefunded 3/1/01 @ 102 (b)..............................          1,542,704
   600,000   Massachusetts DFA for Edgewood Retirement Series B,
             3.90%, 5/15/37 (a)......................................            600,000
   300,000   Massachusetts DFA for Elder Hostel Inc., 4.00%, 8/1/30
             (a).....................................................            300,000
   200,000   Massachusetts DFA for New Bedford Whaling Museum, 4.05%,
             9/1/29 (a)..............................................            200,000
   500,000   Massachusetts GO Series 97B, 5.00%, 1/1/01 (b)..........            500,295
 1,200,000   Massachusetts GO Series A, 3.85%, 9/1/16 (a)............          1,200,000
 1,000,000   Massachusetts HEFA for Capital Asset Program, 4.05%,
             1/1/01 (a)..............................................          1,000,000
   485,000   Massachusetts HEFA for Endicott College Series B, 4.10%,
             10/1/18 (a).............................................            485,000
   500,000   Massachusetts HEFA for Harvard Univ. Series Y, 3.75%,
             7/1/35 (a)..............................................            500,000
   700,000   Massachusetts IDR for Governor Dummer Academy, 4.00%,
             7/1/26 (a)..............................................            700,000
   765,000   Massachusetts IDR for Lower Mills, 4.10%, 12/1/20 (a)...            765,000
   300,000   Massachusetts Water Resource Authority, 4.00%, 4/1/28
             (a).....................................................            300,000
 1,500,000   Massachusetts Water Resource Authority Series B, 4.00%,
             8/1/37 (a)..............................................          1,500,000
   300,000   Massachusetts Water Resource Authority, Series D, 4.00%,
             11/1/26 (a).............................................            300,000
   900,000   Millis BAN, 5.25%, 1/31/01..............................            901,324
                                                                       -----------------
                                                                              18,030,226
                                                                       -----------------
             MICHIGAN--5.9%
   200,000   Cornell Township Economic Development Corp.
             Mead-Escanaba Paper Co., 4.05%, 11/1/16 (a).............            200,000
    50,000   Delta County EDC for Mead Escambia Paper, 4.25%, 12/1/23
             (a).....................................................             50,000
   100,000   Detroit Sewage Disposal Series B, 4.00%, 7/1/23 (a).....            100,000
    75,000   Detroit Water Supply System, 4.15%, 7/1/13 (a)..........             75,000
   665,000   Garden City HFAR for Garden City Hospital, 4.25%, 9/1/26
             (a).....................................................            665,000
    50,000   Grand Rapids Water Supply System, 4.00%, 1/1/20 (a).....             50,000
 1,150,000   Jackson County EDC for Thrifty Leoni Inc. Project,
             4.60%, 12/1/14 (a)......................................          1,150,000
  3,900,00   Michigan HFA for Fairlane Meadow, 4.20%, 12/1/07 (a)....          3,900,000
    20,000   Michigan HRB for Clemens Hospital 4.15%, 8/15/15 (a)....             20,000
 1,000,000   Michigan HAD for Single Family Mortgage Series A, 4.20%,
             12/1/16 (a).............................................          1,000,000
 3,720,000   Michigan Job Development Authority for Gordon Food
             Service Project 4.20%, 8/1/15 (a).......................          3,720,000
   900,000   Michigan Job Development Authority for Wyandotte Court,
             4.20%, 12/1/09 (a)......................................            900,000
    45,000   Michigan Strategic Food Ltd. 4.15%, 9/1/30 (a)..........             45,000
 1,145,000   Michigan Strategic Food Ltd. for Allen Group Inc.
             Project, 4.00%, 11/1/25 (a).............................          1,145,000
 5,000,000   Royal Oak HRB GOB for Beaumont Hospital Series D, 6.75%
             Prefunded 1/1/01 @ 102 (b)..............................          5,109,093
                                                                       -----------------
                                                                              18,129,093
                                                                       -----------------
             MINNESOTA -- 2.9%
 2,000,000   Cohasset for Minnesota Power & Light, 4.20%, 6/1/20
             (a).....................................................          2,000,000
 1,000,000   Duluth EDA for Miller-Dwan Medical Center Project,
             4.20%, 6/1/19 (a).......................................          1,000,000
 2,100,000   Mendota Heights Housing Mortgage, 4.30%, 11/1/31 (a)....          2,100,000
 2,200,000   Minneapolis St. Paul Airport, 4.25%, 2/7/01 (b).........          2,200,000
 1,425,000   Olmstead COP for Human Services Campus Infrastructure
             4.10%, 8/1/05 (a).......................................          1,425,000
                                                                       -----------------
                                                                               8,725,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
             MISSOURI--0.7%
$1,000,000   Independence DAR for Groves & Graceland, 4.20%, 11/1/27
             (a).....................................................  $       1,000,000
 1,150,000   Missouri HEFA for Christian Health Services, 4.05%,
             11/1/19 (a).............................................          1,150,000
                                                                       -----------------
                                                                               2,150,000
                                                                       -----------------
             NEBRASKA--0.7%
 2,000,000   Lancaster HRB for Emmanuel Health Systems Series A,
             4.25%, 7/1/30 (a).......................................          2,000,000
                                                                       -----------------
             NEVADA--0.5%
 1,515,000   Henderson HFA for Multifamily Pueblo, 4.35%, 8/1/26
             (a).....................................................          1,515,000
                                                                       -----------------
             NEW JERSEY--2.2%
 1,800,000   Bernard Township BAN, 5.15%, 5/18/01....................          1,803,157
   400,000   Essex County Improvement Authority, 3.90%,12/1/25 (a)...            400,000
   650,000   New Jersey EDA for Economic Growth, 4.10%, 8/1/14 (a)...            650,000
 1,600,000   New Jersey EDA for Volvo of America Corp., 4.895%,
             12/1/04 (a).............................................          1,600,000
   900,000   New Jersey EFA for College of New Jersey, Series A,
             3.90%, 7/1/29 (a).......................................            900,000
 1,200,000   New Jersey HCF for Hospital Capital Asset, 3.80%, 7/1/35
             (a).....................................................          1,200,000
   100,000   Port Authority of NY & NJ Special Obligation Bonds,
             4.10%, 5/1/19 (a).......................................            100,000
                                                                       -----------------
                                                                               6,653,157
                                                                       -----------------
             NEW MEXICO--0.6%
 1,700,000   Eddy Pollution Control for Imc Fertilizer Inc., 4.00%,
             2/1/03 (a)..............................................          1,700,000
                                                                       -----------------
             NEW YORK--12.5%
 3,505,000   Beacon BAN, 4.75%, 8/17/01..............................          3,511,889
 3,000,000   Burnt Hills-Ballston Lake School District TAN Series A,
             5.00%, 6/29/01..........................................          3,009,593
 3,675,000   Colonie BAN, 5.00%, 7/27/01.............................          3,688,422
 4,800,000   Eastchester School District TAN, 5.00%, 6/29/01.........          4,815,940
 1,771,000   Niagara-Wheatfield School District BAN, 5.00%,
             6/28/01.................................................          1,775,850
 1,000,000   New York City GO Series A7, 4.25%, 8/1/20 (a)...........          1,000,000
   800,000   New York City GO Series A7, 4.25%, 8/1/21 (a)...........            800,000
   400,000   New York City GO Series B3, 4.50%, 8/15/17 (a)..........            400,000
 1,500,000   New York City GO, Series E4, 4.25%, 8/1/21 (a)..........          1,500,000
 1,400,000   New York City GO, Series E4, 4.25%, 8/1/22 (a)..........          1,400,000
   600,000   New York City GO, Series E6, 4.25%, 8/1/19 (a)..........            600,000
   300,000   New York City Cultural Resources for The Jewish Museum,
             3.95%, 12/1/21 (a)......................................            300,000
   700,000   New York City Health & Hospital , 3.90%, 2/15/26 (a)....            700,000
 3,200,000   New York City Hsg Development Corp. for Multifamily
             Rent, 3.80%, 11/15/19 (a)...............................          3,200,000
 1,800,000   Pearl River School District TAN, 4.875%, 6/28/01........          1,804,382
 4,762,052   Plattsburg City School District BAN, 4.60%, 8/15/01.....          4,770,182
 3,000,000   Triborough Bridge & Tunnel Authority Series A, 4.00%,
             1/1/31 (a)..............................................          3,000,000
 2,000,000   Yorktown School District TAN, 5.00%, 6/29/01............          2,005,938
                                                                       -----------------
                                                                              38,282,196
                                                                       -----------------
             NORTH CAROLINA--1.8%
 3,100,000   Lee County PCR Dev-Trion Inc., 4.30%, 11/1/11 (a).......          3,100,000
 1,000,000   Lenoir Country PCR for Texasgulf, 4.475%, 12/1/03 (a)...          1,000,000
   800,000   North Carolina Elderly Facilities for Cardinal Gibbons,
             4.20%, 8/1/14 (a).......................................            800,000
   500,000   North Carolina Med Care Community Care for Stanley Total
             Living Center, 4.30%, 4/1/18 (a)........................            500,000
                                                                       -----------------
                                                                               5,400,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
             NORTH DAKOTA--0.4%
$  100,000   Grand Forks HRB for United Hospital, 4.15%, 12/1/16
             (a).....................................................  $         100,000
 1,100,000   Minot DAR for Nash-Finch Co. Project, 4.55%, 12/1/02
             (a).....................................................          1,100,000
                                                                       -----------------
                                                                               1,200,000
                                                                       -----------------
             OHIO--6.7%
   300,000   Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 4.50%, 9/1/25 (a)...........            300,000
   200,000   Columbus Electric Systems Revenue Bonds, 4.35%, 9/1/09
             (a).....................................................            200,000
   900,000   Cuyahoga EDA for The Cleveland Orchestra, 4.20%, 4/1/28
             (a).....................................................            900,000
 1,775,000   Cuyahoga HRB for Cleveland Clinic Foundation, 4.10%,
             1/1/26 (a)..............................................          1,775,000
   550,000   Cuyahoga HRB for Cleveland Clinic, Series A, 4.20%,
             1/1/16 (a)..............................................            550,000
 6,700,000   Cuyahoga HRB for University Hospital Cleveland, 4.057%,
             1/1/16 (a)..............................................          6,700,000
 1,000,000   Cuyahoga IDA for Allen Group, 3.95%, 12/1/15 (a)........          1,000,000
 3,850,000   Franklin HRB for US Health Corp. Series B, 4.15%,
             12/1/20 (a).............................................          3,850,000
   325,000   Hamilton HRB for Health Alliance Series A, 4.10%, 1/1/18
             (a).....................................................            325,000
   350,000   Indian Hill EDC for Cincinnati County Day School, 4.25%,
             5/1/19 (a)..............................................            350,000
   500,000   Lucas County HFR for Lutheran Homes Society Project,
             4.20%, 11/1/19 (a)......................................            500,000
   800,000   Ohio Air Quality DFA for Pollution Control Ohio Edison,
             4.25%, 6/1/23 (a).......................................            800,000
   600,000   Ohio Air Quality DFA for Pollution Control Toledo,
             4.25%, 4/1/24 (a).......................................            600,000
 1,470,000   Ohio Air Quality DFA for Timken, 4.15%, 6/1/01 (a)......          1,470,000
   600,000   Ohio WDA for Toledo Edison, 4.25%, 4/1/24 (a)...........            600,000
    30,000   Ottawa Hospital Facilities Luther Home of Mercy Project,
             4.30%, 10/1/17 (a)......................................             30,000
   560,000   Sharonville IDA for Edgecomb Metals Inc., 4.20%, 11/1/09
             (a).....................................................            560,000
                                                                       -----------------
                                                                              20,510,000
                                                                       -----------------
             OKLAHOMA--0.3%
 1,000,000   Tulsa IDR for Park Chase Apartment, Series A-1, 4.15%,
             12/15/29 (a)............................................          1,000,000
                                                                       -----------------
             OREGON--0.2%
   500,000   Portland MFHR for South Park Block Project A, 4.15%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
             PENNSYLVANIA--11.7%
   200,000   Allegheny HDA for Allegheny General Hospital,
             4.40%,11/1/27 (a).......................................            200,000
   505,000   Allegheny HDA for Presbyterian Univ. Hospital, 4.20%,
             3/1/18 (a)..............................................            505,000
   600,000   Allegheny IDA Series C, 4.20%, 7/1/27 (a)...............            600,000
 2,015,000   Berks IDA for Visiting Nurse Assoc. Series A, 4.55%,
             12/1/15 (a).............................................          2,015,000
 3,130,000   Bucks IDAfor Edgcomb Metals Co., 4.20%, 10/1/09 (a).....          3,130,000
   600,000   Chartier Valley IDR for 1133 Penn. Ave. Assoc., Series
             A, 4.25%, 8/1/07 (a)....................................            600,000
 1,600,000   Clarion IDA for Special Development Revenue for
             Meritcare Project, Series A, 4.25%, 12/1/12 (a).........          1,600,000
   500,000   Conestoga Valley School District GO Series B, 7.10%
             prefunded 5/1/01 @ 100 (b)..............................            505,561
 1,840,000   Cumberland Series 2000, 4.24%, 5/1/20 (a)...............          1,840,000
 1,055,000   Dallastown Area School District , 4.20%, 2/1/18 (a).....          1,055,000
   200,000   Dauphin County General Authority Revenue Bonds, 4.20%,
             11/1/17 (a).............................................            200,000
   300,000   Delaware for Environmental Improvement for Sun Co.,
             4.20%, 11/1/33 (a)......................................            300,000
   300,000   Delaware Valley Finance Authority Rev. Bonds, Series B,
             4.15%, 12/1/20 (a)......................................            300,000
   350,000   Emmaus GO Local Government Revenue Bonds, 4.15%, 12/1/28
             (a).....................................................            350,000
   400,000   Emmaus GO Local Government Revenue Bonds, 4.25%, 3/1/24
             (a).....................................................            400,000
 1,000,000   Franklin IDA for Chambersburg Hospital, 4.22%, 12/1/24
             (a).....................................................          1,000,000
   300,000   Gettysburg IDA Dal Tile Corp., 4.25%, 3/1/04 (a)........            300,000
 2,000,000   Lancaster HRB for Bretheren Village, 4.20%, 6/15/20
             (a).....................................................          2,000,000
 2,800,000   Lancaster GO, 4.20%, 5/1/30 (a).........................          2,800,000
 1,930,000   Montgomery IDA for Girl Scouts, 4.30%, 2/1/25 (a).......          1,930,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
$  300,000   Northeastern PA Hospital , 4.35%, 1/1/24 (a)............  $         300,000
 1,000,000   Pennsylvania DAR GO Series A, 7.00% prefunded 7/1/01 @
             102 (b).................................................          1,034,571
 1,640,000   Philadelphia MFHR for Harbor View Tower Project, 4.25%,
             11/1/27 (a).............................................          1,640,000
 5,200,000   Quakertown HRB for HPS Group, 4.30%, 7/1/05 (a).........          5,200,000
 2,000,000   Schuylkill Series 2000, 4.20%, 9/1/15 (a)...............          2,000,000
   880,000   Scranton-Lackawanna for University of Scranton Project,
             4.40%, 5/1/01 (b).......................................            880,000
   500,000   Washington Higher Education Pooled Equipment, 4.20%,
             11/1/05 (a).............................................            500,000
   100,000   York IDA for Philadelphia Electric Co., 4.20%, 8/1/16
             (a).....................................................            100,000
   500,000   York IDA for Public Service Electric & Gas Series A,
             4.10%, 9/1/20 (a).......................................            500,000
 1,900,000   York General Authority Pooled Financing, 4.15%, 9/1/26
             (a).....................................................          1,900,000
                                                                       -----------------
                                                                              35,685,132
                                                                       -----------------
             TENNESSEE--0.3%
   290,000   Chattanooga IDA for Baylor School Project, 4.20%,
             11/1/16 (a).............................................            290,000
   765,000   Franklin HEFA for Franklin Health Care Center, 4.70%,
             6/1/05 (a)..............................................            765,000
                                                                       -----------------
                                                                               1,055,000
                                                                       -----------------
             TEXAS--5.5%
 1,010,000   Addison GO, 6.25%, 2/15/01 (b)..........................          1,014,043
 2,000,000   Guadalupe-Blanco IDA for The Boc Group Inc. Project,
             4.20%, 6/1/02 (a).......................................          2,000,000
 3,000,000   Harris TAN, 4.75%, 2/28/01..............................          3,003,652
 2,190,000   Houston Texas Water & Sewage System, 7.40% prefunded
             12/1/00 @ 102 (b).......................................          2,233,800
 1,600,000   Midlothian IDC PCR for Box-Crow Cement Project, 4.15%,
             12/1/09 (a).............................................          1,600,000
 5,000,000   North Central Texas HFDC for Methodist Hospital, 4.30%,
             12/8/20.................................................          5,000,000
 2,000,000   Texas TRAN, Series A, 5.25%, 8/31/01....................          2,014,047
                                                                       -----------------
                                                                              16,865,542
                                                                       -----------------
             VIRGINIA--6.2%
 1,585,000   Albemarle IDA for University Virginia, 4.15%, 10/1/22
             (a).....................................................          1,585,000
 1,840,000   Alexandria IDA for Pooled Loan Project, Series A, 4.20%,
             7/1/26 (a)..............................................          1,840,000
    40,000   Bristol IDA for Healthcare Center Inc., 4.70%, 3/1/10
             (a).....................................................             40,000
 1,770,000   Chesapeake IDA for Indl Dev-Ltd Assoc, 4.30%, 3/1/11
             (a).....................................................          1,770,000
 2,155,000   Clarke IDA for Winchester Medical Center, 4.15%, 1/1/30
             (a).....................................................          2,155,000
    85,000   Hampton MHR for Shoreline Apartments, 4.15%,12/1/19
             (a).....................................................             85,000
   840,000   Henrico IDA for Hermitage, 4.20%, 8/1/23 (a)............            840,000
 4,015,000   Loudoun IDA for Falcons Landing, 4.15%, 11/1/28 (a).....          4,015,000
   680,000   Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             4.20%, 12/1/25 (a)......................................            680,000
   850,000   Newport News MHR for Newport -- Oxford Project, 4.50%,
             11/1/06 (a).............................................            850,000
 3,150,000   Norfolk IDA for Hospital Facilities-Children, 4.20%,
             6/1/20 (a)..............................................          3,150,000
 1,430,000   Peninsula Ports Authority, 4.25%, 7/1/16 (a)............          1,430,000
   565,000   Richmond IDA for Ninth & Cary Association, 4.20%, 9/1/10
             (a).....................................................            565,000
    30,000   Virginia College Building Authority EFA for University
             Richmond, 4.15%, 11/1/22 (a)............................             30,000
                                                                       -----------------
                                                                              19,035,000
                                                                       -----------------
             WASHINGTON--1.3%
 2,700,000   Port of Seattle IDC for Douglas Management Corp., 4.25%,
             12/1/05 (a).............................................          2,700,000
 1,360,000   Snohomish Washington Public Utilities, 4.10%, 1/1/25
             (a).....................................................          1,360,000
                                                                       -----------------
                                                                               4,060,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
---------    -----------------------------------                           --------
             WISCONSIN--0.8%
$2,400,000   Wisconsin HFC for Franciscan Health Care, 4.15%, 1/1/16
             (a).....................................................  $       2,400,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $307,579,595)...............     100.8% $     307,579,595
                 LIABILITIES, LESS OTHER ASSETS......................      (0.8)        (2,459,089)
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     305,120,506
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 305,120,506 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

(a)The interest rates, as reported on November 30, 2000, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)Securities are collateralized by letters of credit or other credit agreements.

                          SECURITY TYPE ABBREVIATIONS


IDA    --   Industrial Development Authority Revenue Bonds
BAN    --   Bond Anticipation Notes
IDC    --   Industrial Development Corporation Revenue Bonds
COP    --   Certificate of Participation
IDR    --   Industrial Development Agency Revenue Bonds
DAR    --   Development Authority Revenue Bonds
PFA    --   Public Finance Authority
DFA    --   Development Finance Authority Revenue Bonds
MFH    --   Multi--family Housing Revenue Bonds
EDA    --   Economic Development Authority Revenue Bonds
MTA    --   Metropolitan Transportation Authority
EDC    --   Economic Development Corporation
PCR    --   Pollution Control Revenue Bonds
EFA    --   Educational Facilities Authority
RAW    --   Revenue Anticipation Warrants
GO     --   General Obligation Bonds
STRB   --   Sales Tax Revenue Bonds
HCF    --   Health Care Facility Financing Authority
TAN    --   Tax Anticipation Notes
HEFA   --   Health & Education Facilities Authority
TFA    --   Transportation Finance Authority Highway Revenue Bonds
HDA    --   Housing Development Authority
TRAN   --   Tax & Revenue Anticipation Notes
HFA    --   Housing Finance Authority
UFSD   --   Union Free School District
HFAR   --   Health Facilities Authority Revenue Bonds
URAB   --   Urban Renewal Authority Bonds
HFDC   --   Health Facilities Development Corp.
WDA    --   Water Development Authority
HFR    --   Health Facilities Revenue Bonds
WSR    --   Water & Sewer Revenue Bonds
HRB    --   Hospital Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 2,000,000  Amherst NY BAN 5.00%, 7/25/01...........................  $       2,008,043
  2,305,000  Bleecker HDC Terrace Apt., Project S85, 4.15%, 7/1/15
             (a).....................................................          2,305,000
  1,292,727  Burnt Hills-Ballston Lake NY School District Bd. BAN
             Series A, 5.00%, 7/12/01................................          1,297,110
  1,300,000  City of Yonkers IDR, 3.95%, 7/1/19 (a)..................          1,300,000
  4,400,000  City of Yonkers IDR, 3.95%, 7/1/21 (a)..................          4,400,000
  2,449,806  East Hampton NY BAN, 4.50%, 2/7/01......................          2,450,552
  5,600,000  Fayetteville-Manlius NY School District TAN, 5.00%,
             6/21/01.................................................          5,612,428
  3,000,000  Franklin County NY Trudeau Institute IDR, 4.45%, 12/1/20
             (a).....................................................          3,000,000
  1,430,000  Great Neck North Water Authority, WSR, 4.00%, 1/1/20
             (a).....................................................          1,430,000
  3,100,000  Guilderland NY N. Eastern Industrial Park IDR, 4.00%,
             12/1/08 (a).............................................          3,100,000
  2,000,000  Hempstead NY IDR, 12/1/10, 4.10% (a)....................          2,000,000
  3,500,000  Jefferson County IDA for Watertown Carthage Project,
             4.35%, 12/1/12 (a)......................................          3,500,000
  5,000,000  Long Island Power Authority, NY Electric System,
             Series 4, 4.25%, 12/6/00 (b)............................          5,000,000
  5,000,000  Long Island Power Authority, NY, Electric Systems,
             Series 7, 3.80%, 4/1/25 (a).............................          5,000,000
  8,000,000  Long Island Power Authority, NY, Electric Systems,
             4.00%, 5/1/33 (a).......................................          8,000,000
  4,000,000  Metropolitan Transit Authority GO, 4.10%, 12/7/00 (b)...          4,000,000
  5,200,000  Metropolitan Transit Authority GO, 4.30%, 2/9/01 (b)....          5,200,000
  3,000,000  New York TAN Series A, 4.22%, 4/12/01...................          3,008,354
  2,100,000  New York City Cultural Resources for the Jewish Museum,
             3.95%, 12/1/21 (a)......................................          2,100,000
  2,250,000  New York City, Series A7, 4.25%, 8/1/20 (a).............          2,250,000
    500,000  New York City, Series A5, 4.15%, 8/1/15 (a).............            500,000
  1,450,000  New York City, Series B1, 3.95%, 8/15/24 (a)............          1,450,000
  4,000,000  New York City, Series B9, 4.00%, 8/15/23 (a)............          4,000,000
    900,000  New York City, Series D, 4.00%, 2/1/20 (a)..............            900,000
  2,800,000  New York City, Series D, 4.00%, 2/1/21 (a)..............          2,800,000
  6,100,000  New York City, Series D, 4.15%, 2/1/22 (a)..............          6,100,000
  1,600,000  New York City, Series E4, 4.25%, 8/1/21 (a).............          1,600,000
  2,200,000  New York City, Series E4, 4.25%, 8/1/22 (a).............          2,200,000
  1,000,000  New York City, Series E5, 4.25%, 8/1/09 (a).............          1,000,000
    500,000  New York City, Series E5, 4.25%, 8/1/15 (a).............            500,000
    700,000  New York City, Series E5, 4.25%, 8/1/17 (a).............            700,000
    500,000  New York City, Series E5, 4.25%, 8/1/19 (a).............            500,000
  1,300,000  New York City, Series E6, 4.25%, 8/1/19 (a).............          1,300,000
  4,000,000  New York City, Series F5, 3.95%, 2/15/16 (a)............          4,000,000
  2,250,000  New York City Health & Hospital Corp., Series A, 3.85%,
             2/15/26 (a).............................................          2,250,000
  9,075,000  New York City Health & Hospital Corp., Series C, 3.90%,
             2/15/26 (a).............................................          9,075,000
  4,490,000  New York City Health & Hospital Corp., Series E, 3.74%,
             2/15/26 (a).............................................          4,490,000
  1,700,000  New York City Health & Hospital Corp., Series F, 3.73%,
             2/15/26 (a).............................................          1,700,000
  5,000,000  New York City HDC for Upper Fifth Avenue Project, 4.10%,
             1/1/16 (a)..............................................          5,000,000
  5,900,000  New York City HDC MFHR for James Tower, 3.95%, 7/1/05
             (a).....................................................          5,900,000
    761,000  New York City IDA American Civil Liberties, 4.00%,
             6/1/12..................................................            761,000
  4,900,000  New York City IDA Childrens Oncology Society, 3.95%,
             5/1/21 (a)..............................................          4,900,000
  1,500,000  New York City IDA for Stroheim & Romann Inc. Project,
             3.95%, 12/1/15 (a)......................................          1,500,000
  1,100,000  New York State Dormitory Authority for Oxford University
             Press, 3.90%, 7/1/25 (a)................................          1,100,000
  8,055,000  New York State Dormitory Authority for Public Library,
             3.80%, 7/1/28 (a).......................................          8,055,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 1,700,000  New York State Energy Research & Development Authority,
             4.00%, 6/1/29 (a).......................................  $       1,700,000
  1,000,000  New York State Environmental, 4.30%, 11/30/18 (b).......          1,000,000
  1,000,000  New York State HFA for Related Liberty View, Series A,
             3.80%, 11/15/19 (a).....................................          1,000,000
  5,435,000  New York State HFA Service Contract Rev. Bonds,
             Series A, 3.90%, 3/15/27 (a)............................          5,435,000
  1,885,000  New York State Local Government Assistance Corp.,
             Series A, 3.90%, 4/1/22 (a).............................          1,885,000
  2,000,000  New York State Local Government Assistance Corp.,
             Series B, 3.80%, 4/1/23 (a).............................          2,000,000
  3,000,000  New York State Local Government Assistance Corp.,
             Series C, 3.42%, 4/1/10 (a).............................          3,086,075
  4,580,000  New York State Local Government Assistance Corp.,
             Series E, 3.85%, 4/1/25 (a).............................          4,580,000
  4,100,000  New York State Local Government Assistance Corp.,
             Series F, 3.75%, 4/1/25 (a).............................          4,100,000
  4,000,000  New York State Local Government Assistance Corp.,
             Series G, 3.90%, 4/1/25 (a).............................          4,000,000
  1,770,000  Niagara-Wheatfield School District BAN, 5.00%,
             6/28/01.................................................          1,774,848
  1,150,000  North Syracuse School District RAN, 4.75%, 6/29/01......          1,151,584
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 4.20%,
             11/1/09 (a).............................................          4,200,000
  2,000,000  Onondaga County IDR for McLane Co. Project, 4.65%,
             11/1/04 (a).............................................          2,000,000
  1,800,000  Pearl River UFSD TAN, 4.875%, 6/28/01...................          1,804,382
  4,600,000  Plattsburgh School District BAN, 4.60%, 8/15/01.........          4,607,854
  1,175,000  Red Hook School District , 5.00%, 6/15/01 (b)...........          1,179,260
  5,000,000  Rochester BAN, 4.75%, 3/7/01............................          5,006,804
  3,000,000  Sayville School District TAN, 5.00%, 6/29/01............          3,011,593
  1,410,000  Seneca County IDA for New York Chiropractic College,
             4.00%, 11/1/27 (a)......................................          1,410,000
  1,402,174  South Colonie School District BAN, 4.40%, 9/21/01.......          1,405,958
  7,500,000  Suffolk County IDR for Jeffersons Ferry, 4.05%, 11/1/09
             (a).....................................................          7,500,000
  4,550,000  Syracuse IDA for General Accident Insurance, 4.85%,
             12/1/03 (b).............................................          4,550,000
  1,800,000  Triborough Bridge & Tunnel Authority prefunded 1/1/01 @
             100 (b).................................................          1,800,000
  2,945,000  Triborough Bridge & Tunnel Authority prefunded 1/1/01 @
             102 (b).................................................          3,010,201
  7,000,000  Triborough Bridge & Tunnel Authority, Series C, 3.80%,
             1/1/13 (a)..............................................          7,000,000
  5,267,489  Vestal School District BAN, 5.00%, 6/22/01..............          5,278,123
  2,000,000  Westchester County IDR for Hebrew Hospital, 4.00%,
             7/1/03 (a)..............................................          2,000,000
  1,335,000  Yates IDR Keuka College, 4.00%, 9/1/20 (a)..............          1,335,000
  2,000,000  Yorktown School District TAN, 5.00%, 6/29/01............          2,005,937
                                                                       -----------------

               TOTAL INVESTMENTS (COST $230,060,106)...............      99.0%  230,060,106
               OTHER ASSETS, LESS LIABILITIES......................       1.0     2,338,788
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $232,398,894
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 232,398,894 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.8%                             (NOTE 1)
 ---------   -----------------------------                             --------
$4,250,000   ABAG HFA for Episcopal Homes Foundation, 3.95%,
             2/1/25 (a)..........................................  $       4,250,000
 2,635,000   Airport of City of San Francicso, 3.90%, 3/15/01
             (b).................................................          2,635,000
 1,000,000   Anaheim UFSD for Facilities Building Funding, 3.70%,
             9/1/13 (a)..........................................          1,000,000
   670,000   California COP for House Ear Instit., 4.15%, 12/1/18
             (a).................................................            670,000
 1,500,000   California EDA for Kqed Inc. Project, 3.80%, 4/1/20
             (a).................................................          1,500,000
 1,385,000   California HFA for Sutter Health GO, 5.00%, 8/15/01
             (b).................................................          1,396,656
   630,000   California HFA for Multiple Family, Ser 93 3.55%,
             7/15/13 (a).........................................            630,000
 3,000,000   California HFA for Adventist Health System, 3.95%,
             8/1/21(a)...........................................          3,000,000
 1,600,000   California PCR for Pacific Gas & Electric, 4.05%,
             11/1/26 (a).........................................          1,600,000
 1,000,000   California School Cash Reserve Program Authority,
             5.25%, 7/3/01.......................................          1,005,506
 4,600,000   California School COP for Capital Improvements
             Series B, 3.85%, 7/1/24 (a).........................          4,600,000
 4,705,000   California School COP for Capital Improvements
             Series C, 3.85%, 7/1/22 (a).........................          4,705,000
 1,000,000   Carlsbad School District COP for School Facility
             Bridge Funding, 3.70%, 9/1/14 (a)...................          1,000,000
 2,000,000   Chula Vista for Home Depot Inc.,3.95%, 12/1/10
             (a).................................................          2,000,000
 2,000,000   Chula Vista MHR for Terra Nov Assoc. Series A,
             3.60%, 3/1/05 (a)...................................          2,000,000
 2,000,000   Elsinore Valley, COP for Water District Series A,
             3.60%, 7/1/29 (a)...................................          2,000,000
 1,000,000   Fremont COP for Family Resource Center, 3.95%,
             8/1/28 (a)..........................................          1,000,000
 3,500,000   Hayward MHR for Shorewood, Bay Waterford Inc.,
             3.70%, 8/1/14 (a)...................................          3,500,000
 1,700,000   Irvine Improvement Bond Act 1915, 4.00%, 9/2/25
             (a).................................................          1,700,000
   500,000   Irvine Ranch Water District, 4.10%, 10/1/10 (a).....            500,000
 1,900,000   Irvine Ranch Water District, 3.80%, 6/1/15 (a)......          1,900,000
   700,000   Irvine Ranch Water District, 4.10%, 8/1/16 (a)......            700,000
 1,200,000   Irvine Ranch Water District, 4.10%, 4/1/33 (a)......          1,200,000
 1,500,000   Kern County COP, Series A, 3.60%, 8/1/06 (a)........          1,500,000
 2,000,000   Kern Board of Education TRAN, 5.00%, 7/3/01.........          2,008,206
 1,500,000   Los Altos School District TRAN, 4.75%, 7/5/01.......          1,504,682
 1,500,000   Los Angeles Community Redevelopment Agency for
             Baldwin Hills Public Parking, 3.70%, 12/1/14 (a)....          1,500,000
 1,900,000   Los Angeles MHR for Malibu Meadows, 3.70%, 4/15/28
             (a).................................................          1,900,000
 3,000,000   Los Angeles Metropolitan Transit Authority, 3.70%,
             7/1/20 (a)..........................................          3,000,000
 1,500,000   Los Angeles TRANS, 5.00%, 6/29/01...................          1,507,216
 1,600,000   Los Angeles Tax Revenue Series A GO, 6.90%,
             prefunded, 7/1/01 @ 102 (b).........................          1,660,103
   700,000   MSR Public Power Agency for San Juan, 4.04%, 7/1/01
             (b).................................................            704,913
 2,110,000   Modesto COP Series A, 4.25%, 7/1/01.................          2,113,995
 2,000,000   Mountain View School District TRAN, 5.00%, 7/5/01...          2,008,165
 2,000,000   Northern California Transmission, Series B, 3.50%,
             12/6/00 (b).........................................          2,000,000
 3,800,000   Oakland COP for Capital Equipment, 3.75%, 12/1/15
             (a).................................................          3,800,000
 1,535,000   Oakland Redevelopment Agency for Central District,
             5.40%, 2/1/01 (b)...................................          1,539,400
 2,000,000   Orange County Sanitation District, 3.70%, 12/1/06
             (a).................................................          2,000,000
 2,000,000   Orange County DFA Series A, 3.60%, 8/1/13 (a).......          2,000,000
 1,200,000   Orange County HDC for Village Niguel Issue AA,
             3.85%, 12/1/08 (a)..................................          1,200,000
 1,200,000   Orange County HDC for Pointe Niguel Project C,
             3.55%, 11/1/22 (a)..................................          1,200,000
 1,300,000   Orange County Improvement Bond Act 1915, 4.05%,
             8/1/17 (a)..........................................          1,300,000
   870,000   Pasadena School District Series B, 6.00%, 7/1/01
             (b).................................................            879,058
   300,000   Puerto Rico Government Development, 3.85%, 12/1/15
             (a).................................................            300,000
   500,000   Puerto Rico Electric Power Authority, 6.60%, 7/1/01
             (b).................................................            507,824

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                        (NOTE 1)
---------    ----------------------------------                        --------
$  700,000   Puerto Rico Series B, 5.50%, 7/1/22 (a).............  $         700,000
   700,000   Riverside County Housing Authority MHR for Tyler
             Springs Apartments, Class C, 3.70%, 1/15/27 (a).....            700,000
 3,000,000   Sacramento County Sanitation District Regional C,
             3.60%, 12/1/30 (a)..................................          3,000,000
 3,000,000   San Francisco Bay Area Rapid Transit, 3.65%, 2/13/01
             (b).................................................          3,000,000
 4,000,000   San Francisco Bay Area Rapid Transit COP, 3.70%,
             2/8/01 (b)..........................................          4,000,000
 1,000,000   San Francisco Bay Area Transit, 3.65%, 12/5/00
             (b).................................................          1,000,000
 1,000,000   San Francisco Bay Area Transit, 3.85%, 3/7/01 (b)...          1,000,000
 2,700,000   San Francisco City and County Redevelopment for MHR,
             3.65%, 12/1/17 (a)..................................          2,700,000
 2,500,000   San Francisco MHR for Bayside Village, Series D,
             4.00%, 12/1/05 (a)..................................          2,500,000
 3,300,000   San Jose International Airport , 3.65%, 12/13/00
             (b).................................................          3,300,000
 2,685,000   San Jose Redevelopment Agency, Tax Allocation Merged
             Area, 3.75%, 8/1/01 (b).............................          2,702,864
 2,000,000   Southeast Resource Recovery Facilities Authority,
             Series A, 3.85%, 12/1/18 (a)........................          2,000,000
 1,500,000   Southern California Public Power Authority, Class A,
             4.625%, 7/1/01......................................          1,502,940
 1,200,000   Southern California Public Power Authority, Class A,
             3.60%, 7/1/23 (a)...................................          1,200,000
 1,400,000   Stanislaus Waste Facility Revenue Certificates,
             3.90%, 1/1/10 (a)...................................          1,400,000
 1,000,000   Upland MHR for Northwoods, 3.80%, 2/15/30 (a).......          1,000,000
   995,000   Vallejo City School District Capital Improvement
             Financing Series E 3.85%, 7/1/25 (a)................            995,000
 1,700,000   Ventura County Public Finance Authority, 3.95%,
             2/6/01 (b)..........................................          1,700,000
   400,000   Watereuse Finance Authority, 3.90%, 5/1/28 (a)......            400,000
                                                                   -----------------

                 TOTAL INVESTMENTS (COST $115,426,528)...............      97.8%       115,426,528
                 OTHER ASSETS, LESS LIABILITIES......................       2.2          2,624,197
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     118,050,725
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 118,050,725 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--89.1%              (NOTE 1)
---------   -----------------------------              --------
$1,000,000  Avon BAN, 4.50%, 7/18/01................  $ 1,001,925
 1,680,000  Connecticut Series B, 4.00%, 5/15/14
            (a).....................................    1,680,000
   400,000  Connecticut DAI for Allen Group Inc.,
            4.50%, 2/1/13 (a).......................      400,000
 1,400,000  Connecticut Development Authority PCR
            for Central Vermont Public Service,
            4.25%, 12/1/15 (a)......................    1,400,000
   700,000  Connecticut DAI for Conco Medical,
            3.90%, 11/1/05 (a)......................      700,000
   389,000  Connecticut DAI for Western Connecticut
            YMCA, 4.90%, 6/1/08 (a).................      389,000
 1,700,000  Connecticut Development Authority
            Healthcare Corp. Living Project, 3.90%,
            7/1/15 (a)..............................    1,700,000
   735,000  Connecticut HEFA for Charlotte
            Hungerford Hospital, Series C, 4.00%,
            7/1/13 (a)..............................      735,000
   500,000  Connecticut HEFA for Gaylord Hospital,
            Series A, 4.00%, 7/1/20 (a).............      500,000
 3,500,000  Connecticut HEFA for Hotchkiss School
            Series A, 3.80%, 7/1/03.................    3,500,000
   280,000  Connecticut HEFA for Kingswood Oxford
            School Issue, Series A, 4.90%, 2/1/09
            (a).....................................      280,000
 1,100,000  Connecticut HEFA for Marvelwood School
            Series A, 3.95%, 7/1/30 (a).............    1,100,000
 1,100,000  Connecticut HEFA for Pomfret School
            Issue, Series A, 4.00%, 7/1/33 (a)......    1,100,000
   950,000  Connecticut HEFA for Sharon Hospital,
            Series A, 4.00%, 7/1/27 (a).............      950,000
 2,000,000  Connecticut HEFA for Yale University,
            Series T-1, 4.00%, 7/1/29 (a)...........    2,000,000
   400,000  Connecticut HEFA for Yale University,
            Series U-1, 4.00%, 7/1/24 (a)...........      400,000
   700,000  Connecticut HEFA for Yale University,
            Series U-2, 4.00%, 7/1/24 (a)...........      700,000
   300,000  Connecticut HFA, Series G, 4.05%, 9/1/20
            (a).....................................      300,000
 2,200,000  Connecticut Special Asmt. Unemployment
            Comp., Series A, 5.50%, 5/15/01 (b).....    2,214,048
 1,500,000  Connecticut Special Asmt. Unemployment
            Comp., Series C, 4.35%, 11/15/01 (b)....    1,500,000
 3,370,000  Connecticut Special Tax Obligation for
            Transportation Infrastructure, 3.90%,
            12/1/10 (a).............................    3,370,000
   300,000  Connecticut Special Tax Obligation for
            Transportation Infrastructure, 3.90%,
            5/15/18 (a).............................      300,000
 1,000,000  Coventry County BAN, 4.75%, 12/13/00....    1,000,187
   700,000  Danbury County GO, 6.90%, 8/1/01........      712,201
 1,900,000  Hartford County Redev. Agency MHR for
            Underwood Towers Project, 4.00%, 6/1/20
            (a).....................................    1,900,000
 1,000,000  Plymonth BAN, 4.60%, 10/10/01...........    1,003,288
   500,000  Shelton County HFA for Crosby Commons
            Project, 4.00%, 1/1/31 (a)..............      500,000
 2,000,000  Stonington BAN, 4.75%, 2/15/01..........    2,002,462
 1,500,000  Wilton BAN, 4.75% 7/18/01...............    1,505,143
                                                      -----------

                 TOTAL INVESTMENTS (COST $34,843,254)................      89.1%  $34,843,254
                 OTHER ASSETS, LESS LIABILITIES......................      10.9     4,261,615
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $39,104,869
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 39,104,869 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--99.0%              (NOTE 1)
---------   -----------------------------              --------
            FLORIDA--50.6%
$  500,000  Brevard County School District TAN,
            4.60%, 6/29/01..........................  $   500,754
   500,000  Broward County School District Series C
            RAN, 4.60%, 4/11/01.....................      500,687
   640,000  Dade County IDA Aviation Authority
            Facilities, Series 84A, 4.05%, 10/1/09
            (a).....................................      640,000
 1,250,000  Dade County IDA for Dolphin Stadium
            Project, Series D, 4.00%, 1/1/16 (a)....    1,250,000
   700,000  Florida Board of Education Capital
            Outlay, 6.70% prefunded 6/1/01 @101.....      714,965
   300,000  Florida Department of General Services
            GO, 4.80%, 9/1/01 (b)...................      301,063
 1,000,000  Florida Finance Department for National
            Resource Preservation GO, 6.75%,
            prefunded 7/1/01@102 (b)................    1,033,174
   700,000  Florida Finance Department for
            Environmental Preservation GO, 5.00%,
            7/1/01..................................      702,778
 1,315,000  Florida HFA MFH, Series 84, 4.80%,
            6/1/07 (a)..............................    1,315,000
 1,005,000  Florida PCR GO Series X, 6.40%,
            prefunded 7/1/01 @ 101 (b)..............    1,026,673
   225,000  Gulf Breeze Local Government Loan
            Program, 4.10%, 12/1/15 (a).............      225,000
    55,000  Lee IDA Healthcare Facilities for
            Cypress Cove Health Park, 4.05%, 10/1/04
            (a).....................................       55,000
   500,000  Miami Dade County School District TAN,
            5.00%, 6/28/01..........................      502,090
   700,000  Orange County IDA for Trinity Prep
            School, Series A, 4.30%, 10/1/23 (a)....      700,000
   500,000  Orlando Utilities Commission Water &
            Electric, 6.50%, prefunded 10/1/01 @102
            (b).....................................      518,314
   300,000  Palm Beach County Norton Gallery, 4.10%,
            5/1/30 (a)..............................      300,000
   300,000  Pinnellas County for Chi Chi Rodriguez
            Foundation, 4.25%, 8/1/16 (a)...........      300,000
   150,000  Polk County IDA, 4.40% 1/1/11 (a).......      150,000
   950,000  Reed Creek Florida Utilities, 6.50%,
            prefunded 10/1/01 @ 101.................      975,234
   300,000  Saint John County IDA for Glenmoor
            Project Series C, 4.05%, 1/1/07 (a).....      300,000
   200,000  Saint Lucie IDA for Convalescent
            Centers, 4.40%, 1/1/11 (a)..............      200,000
   400,000  Saint Lucie PCR for Florida Power &
            Light, 4.15%, 3/1/27 (a)................      400,000
   100,000  Sarasota County HFF for Bay Village
            4.25%, 12/1/23 (a)......................      100,000
   500,000  Seminole County IDA HFF for Florida
            Living Nursing, 4.50%, 2/1/11 (a).......      500,000
   100,000  Sunshine Governmental Financing
            Commission for Lehman Convention, 4.20%,
            7/1/16 (a)..............................      100,000
   200,000  University Athletic Assoc. for
            University of Florida Stadium, 4.60%,
            2/1/20 (a)..............................      200,000
   400,000  University North Florida Foundation
            Inc., 4.25%, 2/1/20 (a).................      400,000
   980,000  Volusia County HFF for South West
            Volusia Health, 4.15%, 11/15/23 (a).....      980,000
                                                      -----------
                                                       14,890,732
                                                      -----------
            ARZIONA--3.4%
 1,000,000  Pima County IDA for Tucson Electric
            Power, 4.15%, 12/1/22 (a)...............    1,000,000
                                                      -----------
            GEORGIA--2.4%
   700,000  Fulton County Development Authority for
            Alfred & Adele Davis, 4.20%, 12/1/19
            (a).....................................      700,000
                                                      -----------
            ILLINOIS--12.1%
 1,000,000  Illinois Developmental Authority PCR for
            Commonwealth Edison Series C, 4.10%,
            3/1/09 (a)..............................    1,000,000
 1,000,000  Illinois EFA for Columbia College,
            4.15%, 6/1/30 (a).......................    1,000,000
   350,000  Illinois HFA for Northwest Community
            Hospital, Series B, 4.30%, 10/1/15
            (a).....................................      350,000
 1,200,000  McCook for St. Andrew Society, Series B,
            4.25%, 12/1/21 (a)......................    1,200,000
                                                      -----------
                                                        3,550,000
                                                      -----------
            INDIANA--2.2%
   655,000  Indiana HEFA for Community Mental Health
            & Rehabilitation, 4.05%, 11/1/20 (a)....      655,000
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)         (NOTE 1)
---------   ----------------------------------         --------
            LOUISIANA--2.7%
$  800,000  Calcasieu Parish IDR PCR for Citgo
            Petroleum Pete Corp., 4.20%, 8/1/04
            (a).....................................  $   800,000
                                                      -----------
            MARYLAND--1.4%
   400,000  Baltimore IDA for Cap. Acquisition,
            4.10%, 8/1/16 (a).......................      400,000
                                                      -----------
            MASSACHUSETTS--2.7%
   800,000  Boston Water & Sewage Commission, 3.95%,
            11/1/24 (a).............................      800,000
                                                      -----------
            MISSOURI--2.7%
   800,000  Development Finance Board for Union
            Station Asst. Corp. Series B, 4.50%,
            12/1/03 (a).............................      800,000
                                                      -----------
            NEBRASKA--1.3%
   390,000  Buffalo County IDR for Agrex Inc.,
            4.35%, 2/1/15 (a).......................      390,000
                                                      -----------
            PENNSYLVANIA--6.1%
   800,000  Allegheny County IDA for Environmental
            Improvement, 4.00%, 12/1/32 (a).........      800,000
 1,000,000  Bucks County IDR For Edgcomb Metals Co.,
            4.20%, 10/1/09 (a)......................    1,000,000
                                                      -----------
                                                        1,800,000
                                                      -----------
            OHIO--11.4%
 1,400,000  Indian Hill EDC For Cincinnati Day
            School, 4.25%, 5/1/19 (a)...............    1,400,000
   850,000  Ohio Water Development Authority PCR for
            Cleveland Electric Series B, 4.15%,
            8/1/20 (a)..............................      850,000
 1,090,000  Ottawa County HRB for Luther Home of
            Mercy, 4.30%, 10/1/17 (a)...............    1,090,000
                                                      -----------
                                                        3,340,000
                                                      -----------

                 TOTAL INVESTMENTS (COST $29,125,732)................      99.0%  $29,125,732
                 OTHER ASSETS, LESS LIABILITIES......................       1.0       304,104
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $29,429,836
                                                                       ========   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE BASED ON 29,429,836 SHARES OF BENEFICIAL
INTEREST, $.001 PAR VALUE OUTSTANDING.............       $1.00
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--96.6%              (NOTE 1)
---------   -----------------------------              --------
$  500,000  Lee BAN, 4.75%, 10/17/01................  $   501,679
   500,000  Marlborough BAN, 5.00%, 6/22/01.........      501,115
   500,000  Massachusetts Bay Transit Authority,
            Series B, 7.875%, prefunded 3/1/01 @ 102
            (b).....................................      514,235
   500,000  Massachusetts prefunded 7.625%,
            prefunded 6/1/01 @ 102 (b)..............      517,262
   500,000  Massachusetts GO Series 97B, 5.00%
            (b).....................................      500,295
   300,000  Massachusetts Series B, 4.00%, 8/1/15
            (a).....................................      300,000
   500,000  Massachusetts BAN, 5.00%, 9/6/01........      502,637
   700,000  Massachusetts Series A, 3.85%, 9/1/16
            (a).....................................      700,000
   400,000  Massachusetts Series B, 3.85%, 9/1/16
            (a).....................................      400,000
   700,000  Massachusetts DFA for Elderhostel,
            4.00%, 8/1/30 (a).......................      700,000
   100,000  Massachusetts DFA for New Bedford
            Whaling Museum, 4.05%, 9/1/29 (a).......      100,000
   200,000  Massachusetts HEFA Brigham & Women's
            Hospital, 4.00%, 7/1/17 (a).............      200,000
   390,000  Massachusetts HEFA for Becker College,
            Series A-2, 4.20%, 7/1/09 (a)...........      390,000
   500,000  Massachusetts HEFA for Boston
            University, 4.10% 12/1/29 (a)...........      500,000
   100,000  Massachusetts HEFA for Cap Asset Program
            Series G-1, 3.95%, 1/1/19 (a)...........      100,000
   400,000  Massachusetts HEFA for Hallmark Health
            System, Series B, 4.20%, 7/1/27 (a).....      400,000
   500,000  Massachusetts HEFA for Harvard Univ.
            Series Y, 3.75%, 7/1/35 (a).............      500,000
   600,000  Massachusetts HEFA, for Capital Asset
            Program, 4.05%, 1/1/01 (a)..............      600,000
 1,200,000  Massachusetts HEFA for University of
            Massachusetts, Series A, 3.95%, 11/1/30
            (a).....................................    1,200,000
   600,000  Massachusetts HEFA for Wellesley
            College, Series B, 3.85%, 7/1/22 (a)....      600,000
   400,000  Massachusetts HEFA for Williams College
            Series E, 3.95%, 8/1/14 (a).............      400,000
   900,000  Massachusetts HFA for Multifamily
            Housing, 3.90%, 1/15/10 (a).............      900,000
   200,000  Massachusetts IDA for KRH Rolls Project,
            4.55%, 5/1/06 (a).......................      200,000
   200,000  Massachusetts IFA for Gordon College,
            4.00%, 12/1/27 (a)......................      200,000
 1,107,000  Massachusetts IFA PCR for Holyoke Water
            Power Project, 3.95%, 5/1/22 (a)........    1,107,000
   400,000  Massachusetts IFA for Lower Mills
            Association, 4.10%, 12/1/20 (a).........      400,000
   300,000  Massachusetts Municipal Wholesale
            Electric Power Supply Systems, 4.00%,
            7/1/19 (a)..............................      300,000
   700,000  Massachusetts WRA, Series A, 4.00%,
            4/1/28 (a)..............................      700,000
   800,000  Massachusetts WRA, Series B, 4.00%,
            8/1/37 (a)..............................      800,000
   200,000  Massachusetts WRA, Series D, 4.00%,
            11/1/26 (a).............................      200,000
   600,000  Millis BAN, 5.25%, 1/31/01..............      600,883
                                                      -----------

                 TOTAL INVESTMENTS (COST $15,535,106)................      96.6%  $15,535,106
                 OTHER ASSETS, LESS LIABILITIES......................       3.4       550,206
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $16,085,312
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 16,085,312 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--100.0%             (NOTE 1)
---------  ------------------------------             --------
$100,000   Bruce Township HDA for Sisters of
           Charity, 4.00%, 5/1/18 (a)..............  $  100,000
 200,000   Cornell Township EDC for Mead Escanaba
           Paper, 4.05%, 11/1/16 (a)...............     200,000
 180,000   Delta County EDC for Mead Escanaba
           Paper, Series C, 4.15%, 8/1/15 (a)......     180,000
 175,000   Delta County EDC for Mead Escanaba
           Paper, Series D, 4.25%, 12/1/23 (a).....     175,000
 125,000   Detroit EDC for Waterfront Reclamation,
           Series C, 4.25%, 5/1/09 (a).............     125,000
  25,000   Detroit Water Supply System, 4.15%,
           7/1/13 (a)..............................      25,000
 140,000   Garden City Hospital Finance Authority,
           4.25%, 9/1/26 (a).......................     140,000
 125,000   Grand Rapids Water Supply System, 4.00%,
           1/1/20 (a)..............................     125,000
 150,000   Jackson County EDC for Thrifty Leoni
           Project, 4.60%, 12/1/14 (a).............     150,000
  25,000   Michigan HDA for Fairlane Meadow, 4.20%,
           12/1/07 (a).............................      25,000
 180,000   Michigan Hospital Finance Authority for
           Mt. Clemens Hospital, 4.15%, 12/1/23
           (a).....................................     180,000
 100,000   Michigan HDA for Harbortown Ltd.,
           4.475%, 6/1/04 (a)......................     100,000
 100,000   Michigan HDA, Series B, 4.15%, 4/1/19
           (a).....................................     100,000
 180,000   Michigan Job Development Authority for
           Gordon Food Service, 4.25%, 8/15/15
           (a).....................................     180,000
 150,000   Michigan Job Development Authority for
           Wyandotte Cort, 4.20%, 12/1/09 (a)......     150,000
 155,000   Michigan Strategic Fund, 4.15%, 9/1/30
           (a).....................................     155,000
 155,000   Michigan Strategic Fund for Allen Group
           Inc., 4.00%, 11/1/25 (a)................     155,000
                                                     ----------

                 TOTAL INVESTMENTS (COST $2,265,000).................     100.0%  $2,265,000
                 LIABILITIES LESS OTHER ASSETS.......................       (.0)      (1,096)
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $2,263,904
                                                                       ========   ==========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 2,263,904 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................        $1.00
                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--74.7%              (NOTE 1)
---------   -----------------------------              --------
$1,800,000  Atlantic City Pooled Government Loan
            Program, 3.95%, 7/1/26 (a)..............  $ 1,800,000
   700,000  Bernards Township BAN, 5.15%, 5/18/01...      701,228
 2,300,000  Camden County Improvement Authority for
            Jewish Community Project, 4.00%, 12/1/10
            (a).....................................    2,300,000
 2,600,000  Camden County Improvement Authority fo
            Redevelopment Harvest Village, 4.10%,
            6/1/29 (a)..............................    2,600,000
 1,100,000  Essex County Improvement Authority,
            3.90%, 12/01/25 (a).....................    1,100,000
   500,000  Essex County Improvement Authority for
            the Children's Institute, 4.05%, 2/1/20
            (a).....................................      500,000
   500,000  Gloucester County BAN, 4.75%, 7/31/01...      501,496
 2,000,000  Jefferson Township BAN, 4.75%,
            7/13/01.................................    2,004,344
 3,400,000  Jersey City Redevelopment Authority for
            Dixon Mills Apartments, 3.95%, 5/15/30
            (a).....................................    3,400,000
 1,000,000  Mercer County Improvement Authority for
            Childrens Home Society, 4.05%, 4/1/10
            (a).....................................    1,000,000
 1,000,000  Middlesex County BAN, 4.50%, 1/19/01....    1,000,669
 1,300,000  Monmouth County Pooled Government Loan
            Program, 3.80%, 8/1/16 (a)..............    1,300,000
   480,000  New Jersey prefunded 7.00%, prefunded
            4/1/01 @ 100.5 (b)......................      486,444
   900,000  New Jersey EDA, 4.00%, 12/1/27 (a)......      900,000
 1,000,000  New Jersey EDA, 4.05%, 5/1/23 (a).......    1,000,000
   750,000  New Jersey EDA Series CC, 4.00%,
            12/1/09.................................      750,000
   200,000  New Jersey EDA for Bayonne Docking,
            Series B, 3.85%, 12/1/27 (a)............      200,000
 1,700,000  New Jersey EDA for Bayonne Docking,
            Series C, 4.10%%, 12/1/27 (a)...........    1,700,000
   925,000  New Jersey EDA for Catholic Community
            Services, 4.10%, 11/1/13 (a)............      925,000
   500,000  New Jersey EDA for El Dorado Terminals,
            4.00%, 12/1//21 (a).....................      500,000
 1,000,000  New Jersey EDA for Foreign Trade Zone,
            4.05%, 12/1/07 (a)......................    1,000,000
   200,000  New Jersey EDA for NJ Natural Gas Co.
            Series A, 3.85%, 1/1/28 (a).............      200,000
 1,852,000  New Jersey EDA for RJB Association,
            4.05%, 8/1/08 (a).......................    1,852,000
   950,000  New Jersey EDA for St. Peters
            Preparatory School, 4.10%, 1/1/10 (a)...      950,000
   400,000  New Jersey EDA for Trailer Marine
            Crowle, 4.40%, 2/1/02 (a)...............      400,000
 3,700,000  New Jersey EDA for Volvo of American
            Corp., 4.90%, 12/1/04 (a)...............    3,700,000
   800,000  New Jersey EDA for Water Facilities,
            4.50%, 11/1/25 (a)......................      800,000
 1,085,000  New Jersey EFA for College of New Jersey
            Series A, 3.90% 7/1/29 (a)..............    1,085,000
 2,800,000  New Jersey HCF for Hospital Capital
            Asset Series A, 3.80%, 7/1/35 (a).......    2,800,000
   400,000  New Jersey HCF for Hospital Capital
            Asset Series B, 3.80%, 7/1/35 (a).......      400,000
 2,010,000  New Jersey Sports Expo Authority, Series
            C, 3.75%, 9/1/24 (a)....................    2,010,000
 1,000,000  New Jersey Transportation Authority
            Series A, 4.50%, 12/15/00 (b)...........    1,000,139
 3,400,000  New Jersey Turnpike Authority, 3.95%,
            1/1/18 (a)..............................    3,400,000
 1,000,000  Northeast Monmouth RAN, 4.75%,
            1/18/01.................................    1,000,509
 2,075,000  Pequannock Township BAN, 4.60%,
            8/17/01.................................    2,079,257
 1,000,000  Port Authority NY and NJ, Series 2,
            4.10%, 5/1/19 (a).......................    1,000,000
   200,000  Port Authority NY and NJ, Series 3,
            4.10%, 6/1/20 (a).......................      200,000
   300,000  Port Authority NY and NJ, Series 5,
            4.10%, 8/1/24 (a).......................      300,000
 1,000,000  Woodbridge BAN, 4.75%, 7/21/01..........    1,002,590
                                                      -----------

                 TOTAL INVESTMENTS (COST $49,848,676)................      74.7%  $49,848,676
                 OTHER ASSETS, LESS LIABILITIES......................      25.3    16,856,497
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $66,705,173
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 66,705,173 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--96.8%              (NOTE 1)
---------  -----------------------------              --------
$350,000   Cincinnati & Hamilton Port Authority EDA
           for Kenwood Office Project, 4.50%,
           9/1/25 (a)..............................  $  350,000
 500,000   Columbus Electric Systems, 4.35%, 9/1/09
           (a).....................................     500,000
 400,000   Cuyahoga County EDA for the Cleveland
           Orchestra, 4.20%, 4/1/28 (a)............     400,000
 200,000   Cuyahoga County HRB for Cleveland
           Clinic, Series A, 4.10%, 1/1/26 (a).....     200,000
 375,000   Cuyahoga County HRB for University
           Hospital, 4.05%, 1/1/16 (a).............     375,000
 100,000   Cuyahoga County HRB for University
           Hospital, Series D, 4.20%, 1/15/29
           (a).....................................     100,000
 100,000   Cuyahoga County HRB for University
           Hospital Series A, 4.20%, 1/1/16 (a)....     100,000
 500,000   Cuyahoga County IDA for Allen Group
           Project, 3.95%, 12/1/15 (a).............     500,000
 500,000   Delaware County IDR for Radiation
           Sterilizers, 4.50%, 12/1/04 (a).........     500,000
 100,000   Franklin County HRB, 4.08%, 12/1/21
           (a).....................................     100,000
 150,000   Franklin County HRB for U. S. Health
           Corp. Series B, 4.15%, 12/1/20 (a)......     150,000
 100,000   Franklin County IDR for Kinder-Care
           Learning Centers, Series A, 4.35%,
           6/1/02 (a)..............................     100,000
 400,000   Hamilton County HRB for Bethesda
           Hospital, 4.10%, 2/15/24 (a)............     400,000
 375,000   Hamilton County HRB for Health Alliance
           Series A, 4.10%, 1/1/18 (a).............     375,000
 500,000   Indian Hill EDA for Cincinnati Country
           Day School, 4.25%, 5/1/19 (a)...........     500,000
 500,000   Lucas County HFF for Lutheran Home
           Society, 4.20%, 11/1/19 (a).............     500,000
 100,000   Ohio Air Quality Dev. Authority for
           Cincinnati Gas & Electric, 4.25%, 9/1/30
           (a).....................................     100,000
 300,000   Ohio Air Quality Dev. Authority for Mead
           Corp., 4.05%, 10/1/01 (a)...............     300,000
 500,000   Ohio Air Quality Dev. Authority for Ohio
           Edison Series C, 4.25%, 6/1/23 (a)......     500,000
 530,000   Ohio Air Quality Dev. Authority for
           Timken Co., 4.15%, 6/1/01 (a)...........     530,000
 250,000   Ohio Water Development Authority PCR for
           Cleveland Electric, Series B, 4.15%,
           8/1/20 (a)..............................     250,000
 200,000   Ohio Water Development Authority PCR for
           Toledo Edison Series A, 4.25%, 4/1/24
           (a).....................................     200,000
 560,000   Ottawa County HRB for Luther Home of
           Mercy, 4.30%, 10/1/17 (a)...............     560,000
 550,000   Sharonville IDA for Edgecomb Metals
           Inc., 4.20%, 11/1/09 (a)................     550,000
                                                     ----------

                 TOTAL INVESTMENTS (COST $8,140,000).................      96.8%  $8,140,000
                 OTHER ASSETS, LESS LIABILITIES......................       3.2      266,042
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $8,406,042
                                                                       ========   ==========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 8,406,042 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................        $1.00
                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--86.6%              (NOTE 1)
---------   -----------------------------              --------
$  500,000  Allegheny HDA for Allegheny Hospital,
            4.40%, 11/1/27 (a)......................  $   500,000
   100,000  Allegheny HDA for Childrens' Hospital
            Pittsburgh Series B, 4.25%, 12/1/15
            (a).....................................      100,000
   500,000  Allegheny HDA for Presbyterian
            University Hospital, Series B, 4.20%,
            3/1/18 (a)..............................      500,000
 1,000,000  Allegheny IDA, Series C, 4.20%, 7/1/27
            (a).....................................    1,000,000
 1,700,000  Allegheny IDA for Environmental
            Improvements, 4.00%, 12/1/32 (a)........    1,700,000
 1,000,000  Bucks IDA for Edgecomb Metals Co.,
            4.20%, 10/1/09 (a)......................    1,000,000
   664,000  Chartier Valley IDA Bonds for 1133 Penn
            Ave. Associates, Series A, 4.25%, 8/1/07
            (a).....................................      664,000
   500,000  Conestoga Valley School District GO
            Series B, 7.10%, prefunded 5/1/01 @ 100
            (b).....................................      505,561
   100,000  Cumberland County PA, Series 00, 5.62%,
            5/1/20 (a)..............................      100,000
   200,000  Dallastown School District, 4.20%,
            2/1/18 (a)..............................      200,000
 1,000,000  Delaware IDA for Environmental
            Improvement, 4.20%, 11/1/33 (a).........    1,000,000
 1,000,000  Delaware IDA for Scotfoam Corp., 4.60%,
            10/1/05.................................    1,000,000
 1,000,000  Delaware Valley Regional Finance
            Authority, 4.15%, 12/1/20 (a)...........    1,000,000
   350,000  Emmaus General Authority, 4.15%, 12/1/28
            (a).....................................      350,000
   395,000  Emmaus General Authority Series B-18,
            4.25%, 3/1/24 (a).......................      395,000
   900,000  Emmaus General Authority Series E-14,
            4.25%, 3/1/24 (a).......................      900,000
   400,000  Emmaus General Authority Series G-15,
            4.25%, 3/1/34 (a).......................      400,000
   700,000  Lancaster County PA, Series 00, 4.20%,
            5/1/30 (a)..............................      700,000
 1,000,000  Lancaster County HRB for Brethren
            Village, 4.20%, 6/15/20 (a).............    1,000,000
   200,000  Lehigh County IDA for Allentown Airport,
            4.25%, 12/1/05 (a)......................      200,000
   450,000  Montgomery County IDA for Girl Scouts,
            4.30%, 2/1/25 (a).......................      450,000
 1,000,000  Pennsylvania GO, 6.60%, 1/1/01 (b)......    1,001,945
   700,000  Pennsylvania IDA GO Series A, 7.00%,
            prefunded 7/1/01 @ 102 (b)..............      724,200
   200,000  Philadelphia MHR for Harbor View Tower,
            4.25%, 11/1/27 (a)......................      200,000
   200,000  Pittsburgh GO, Series A, 5%, 3/1/01
            (b).....................................      200,347
   200,000  Sayre HFF for Capital Financing Project
            Series L, 4.15%, 12/1/20 (a)............      200,000
   500,000  Scranton-Lackawanna Health & Welfare
            Authority for Univ. of Scranton, 4.40%,
            5/1/01 (b)..............................      500,000
   500,000  York County IDA PCR for Philadelphia
            Electric Co., 4.20%, 8/1/16 (a).........      500,000
   700,000  York County Series A, 4.15%, 9/1/26
            (a).....................................      700,000
                                                      -----------

                 TOTAL INVESTMENTS (COST $17,691,053)................      86.6%   17,691,053
                 OTHER ASSETS, LESS LIABILITIES......................      13.4     2,729,515
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $20,420,568
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 20,420,568 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                              VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--102.9%             (NOTE 1)
---------  ------------------------------             --------
$335,000   Albemarle County IDA for University of
           Virginia, 4.15%, 10/1/22 (a)............  $  335,000
 100,000   Alexandria IDA Series A, 4.20%, 7/1/26
           (a).....................................     100,000
 320,000   Bristol IDA for Bristol Health Care
           Center, 4.70%, 3/1/10 (a)...............     320,000
 345,000   Clarke IDA for Winchester Medical
           Center, 4.15%, 1/1/30 (a)...............     345,000
  25,000   Hampton MHR for Avalon, 4.00%, 6/15/26
           (a).....................................      25,000
 300,000   Hampton MHR for Shoreline Apartments,
           4.15%, 12/1/19 (a)......................     300,000
 100,000   Henrico IDA for Hermitage, 4.20%, 8/1/23
           (a).....................................     100,000
 340,000   Loudoun IDA for Falcons Landing, 4.15%,
           11/1/28 (a).............................     340,000
 320,000   Lynchburgh IDA Series B, 4.20%, 12/1/25
           (a).....................................     320,000
 100,000   Newport News Redevelopment & Housing for
           Newport Oxford, 4.50%, 11/1/06 (a)......     100,000
  50,000   Norfolk IDA for Children's Hospital,
           4.20%, 6/1/20 (a).......................      50,000
 320,000   Peninsula Port Authority for Dominion
           Term., 4.10%, 7/1/16 (a)................     320,000
 280,000   Puerto Rico Government Development Bank,
           3.85%, 12/1/15 (a)......................     280,000
 235,000   Richmond IDA for Ninth & Cary Assc.,
           4.20%, 9/1/10 (a).......................     235,000
  55,000   Roanoke IDA for Friendship Manor, 4.20%,
           8/1/13 (a)..............................      55,000
 320,000   Virginia College Building Authority for
           University of Richmond 4.15%, 11/1/22
           (a).....................................     320,000
                                                     ----------

                 TOTAL INVESTMENTS (COST $3,545,000).................     102.9%   3,545,000
                 LIABILITIES LESS OTHER ASSETS.......................      (2.9)    (101,130)
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $3,443,870
                                                                       ========   ==========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 3,443,870 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................        $1.00
                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

                          SECURITY TYPE ABBREVIATIONS:


BAN         --          Bond Anticipation Notes
BOE         --          Board of Education
CDA         --          Community Redevelopment Agency
COP         --          Certificate of Participation
CSD         --          Central School District
                        Development Authority Industrial
DAI         --          Refunding Bonds
DFA         --          Development Finance Agency
                        Economic Development Authority Revenue
EDA         --          Bonds
EDC         --          Economic Development Corporation
EFA         --          Education Facilities Authority
GO          --          General Obligation Bonds
HCF         --          Health Care Facilities Revenue Bonds
HDA         --          Hospital Development Authority
HDC         --          Housing Development Corporation Bonds
HEFA        --          Health & Education Facilities Authority
                        Housing Facilities Authority Revenue
HFA         --          Bonds
HFF         --          Health Facilities Financing Authority
HRB         --          Hospital Revenue Bonds
                        Industrial Development Authority Revenue
IDA         --          Bonds
                        Industrial Development Agency Revenue
IDR         --          Bonds
IFA         --          Industrial Finance Authority
MHR         --          Multifamily Housing Revenue Bonds
PCR         --          Pollution Control Revenue Bonds
PFA         --          Public Finance Authority
RAN         --          Revenue Anticipation Notes
RAW         --          Revenue Anticipation Warrants
TAN         --          Tax Anticipation Notes
UFSD        --          Union Free School District
WDS         --          Water District Certificates
WRA         --          Water Resource Authority
WSR         --          Water System Revenue Bonds

-----------------
(a) The interest rates, as reported on November 30, 2000, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                                      U.S.         U.S.
                                       PRIMARY     GOVERNMENT    TREASURY
                                         FUND         FUND         FUND
                                     ------------  -----------  -----------
INTEREST INCOME (Note 1)...........  $167,305,231  $23,284,904  $ 9,638,750
                                     ------------  -----------  -----------

EXPENSES (Note 2)
  Comprehensive Management fees....    20,167,714  2,837,759      1,268,146
  Distribution (12b-1) fees........     5,013,738    709,439        318,788
  Other operating expenses.........        28,190          0        105,000
                                     ------------  -----------  -----------
    Total Expenses before
      waivers......................    25,209,642  3,547,198      1,691,934
    Less: expenses waived..........             0          0       (158,705)
                                     ------------  -----------  -----------
    Net Expenses...................    25,209,642  3,547,198      1,533,229
                                     ------------  -----------  -----------

NET INVESTMENT INCOME, representing
  Net Increase in Net
  Assets from Investment
  Operations.......................  $142,095,589  $19,737,706  $ 8,105,521
                                     ============  ===========  ===========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

INTEREST INCOME (Note 1)..........................  $6,363,873
                                                    ----------

EXPENSES (Note 2)
  Comprehensive Management fees...................   1,206,011
  Distribution (12b-1) fees.......................     297,312
                                                    ----------
    Total Expenses................................   1,503,323
                                                    ----------

NET INVESTMENT INCOME, representing Net
  Increase in net assets from Investment
  Operations......................................  $4,860,550
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

                            RESERVE
                            NEW YORK
                           TAX-EXEMPT
                             TRUST                   RESERVE TAX-EXEMPT TRUST
                           ----------  -----------------------------------------------------
                            NEW YORK   CALIFORNIA II  CONNECTICUT   FLORIDA    MASSACHUSETTS
                           TAX-EXEMPT   TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                              FUND         FUND          FUND         FUND         FUND
                           ----------  -------------  -----------  ----------  -------------
INTEREST INCOME (Note
  1).....................  $4,957,974   $2,059,718    $1,009,411    $670,236     $382,533
                           ----------   ----------    ----------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    Management fees......    960,042       446,949       202,289     126,007       74,644
  Distribution (12b-1)
    fees.................    240,011       111,737        50,572      31,501       18,661
                           ----------   ----------    ----------    --------     --------
    Total expenses.......  1,200,053       558,686       252,861     157,508       93,305
                           ----------   ----------    ----------    --------     --------

NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $3,757,921   $1,501,032    $  756,550    $512,728     $289,228
                           ==========   ==========    ==========    ========     ========

                                             RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------------
                            MICHIGAN   NEW JERSEY      OHIO     PENNSYLVANIA   VIRGINIA
                           TAX-EXEMPT  TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                              FUND        FUND         FUND         FUND         FUND
                           ----------  -----------  ----------  ------------  ----------
INTEREST INCOME (Note
  1).....................   $58,305    $1,016,734    $166,717     $458,500     $54,628
                            -------    ----------    --------     --------     -------

EXPENSES (Note 2)
  Comprehensive
    Management fees......    11,063       199,417      31,218       85,378      10,263
  Distribution (12b-1)
    fees.................     2,766        49,854       7,804       21,344       2,602
                            -------    ----------    --------     --------     -------
    Total Expenses.......    13,829       249,271      39,022      106,722      12,865
                            -------    ----------    --------     --------     -------

NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............   $44,476    $  767,463    $127,695     $351,778     $41,763
                            =======    ==========    ========     ========     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                                 SIX                                 SIX                               SIX
                                MONTHS             YEAR            MONTHS            YEAR            MONTHS            YEAR
                                ENDED             ENDED             ENDED            ENDED            ENDED            ENDED
                             NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                               2000(A)             2000            2000(A)           2000            2000(A)           2000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM
INVESTMENT OPERATIONS:
  Net investment
    income...............  $    142,095,589  $    178,445,414  $   19,737,706   $    33,030,261  $    8,105,521   $    13,578,731
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DIVIDENDS PAID TO
  SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (142,095,589)     (178,445,414)    (19,737,706)      (33,030,261)     (8,105,521)      (13,578,731)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    15,654,174,266    23,580,681,398   1,600,234,461     3,858,075,628     692,638,391     1,623,852,533
  Dividends reinvested...       142,095,589       178,445,414      19,737,706        33,030,261       8,105,521        13,578,731
  Cost of shares
    redeemed.............   (14,748,392,041)  (22,733,249,526) (1,532,531,492)   (3,939,601,776)   (802,417,556)   (1,526,930,793)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........     1,047,877,814     1,025,877,286      87,440,675       (48,495,887)   (101,673,644)      110,500,471

NET ASSETS:
  Beginning of period....     4,355,940,377     3,330,063,091     667,698,041       716,193,928     397,202,536       286,702,065
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of period..........  $  5,403,818,191  $  4,355,940,377  $  755,138,716   $   667,698,041  $  295,528,892   $   397,202,536
                           ================  ================  ===============  ===============  ===============  ===============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
                       STATEMENT OF CHANGES IN NET ASSETS

                                           FOR THE SIX
                                          MONTHS ENDED
                                          NOVEMBER 30,     YEAR ENDED
                                             2000(A)      MAY 31, 2000
                                          -------------  ---------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $  4,860,550   $     7,438,679
                                          -------------  ---------------

DIVIDENDS PAID TO
  SHAREHOLDERS FROM:
  Net investment income (Note 1)........    (4,860,550)       (7,438,679)
                                          -------------  ---------------

FROM CAPITAL SHARE
  TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......   622,613,027     1,476,564,219
  Dividends reinvested..................     4,860,550         7,438,679
  Cost of shares redeemed...............  (594,297,425)   (1,504,687,462)
  Net increase (decrease) derived from
    capital share Transactions and
    investment operations...............    33,176,152       (20,684,564)
                                          -------------  ---------------

NET ASSETS:
  Beginning of period...................   271,944,354       292,628,918
                                          -------------  ---------------
  End of period.........................  $305,120,506   $   271,944,354
                                          =============  ===============

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      RESERVE NEW YORK                  RESERVE
                                      TAX-EXEMPT TRUST              TAX-EXEMPT TRUST
                                ----------------------------  ----------------------------
                                          NEW YORK                   CALIFORNIA II
                                      TAX-EXEMPT FUND               TAX-EXEMPT FUND
                                ----------------------------  ----------------------------
                                     SIX                           SIX
                                   MONTHS          YEAR          MONTHS         PERIOD
                                    ENDED          ENDED          ENDED          ENDED
                                NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,
                                   2000(A)         2000          2000(A)        2000(B)
                                -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.......  $  3,757,921   $   5,014,291  $  1,501,032   $   1,374,000
                                -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note
    1)........................    (3,757,921)     (5,014,291)   (1,501,032)     (1,374,000)
                                -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale of
    shares....................   351,175,079     821,096,889   367,955,536     595,952,442
  Dividends reinvested........     3,757,921       5,014,291     1,501,032       1,374,000
  Cost of shares redeemed.....  (350,961,680)   (783,664,964) (342,775,592)   (505,956,693)
                                -------------  -------------  -------------  -------------
  Net increase derived from
    capital share transactions
    and from investment
    operations................     3,971,320      42,446,216    26,680,976      91,369,749

NET ASSETS:
  Beginning of period.........   228,427,574     185,981,358    91,369,749               0
                                -------------  -------------  -------------  -------------
  End of period...............  $232,398,894   $ 228,427,574  $118,050,725   $  91,369,749
                                =============  =============  =============  =============

-----------------

(a)  Unaudited.
(b)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------------------------------------
                                   CONNECTICUT                    FLORIDA                   MASSACHUSETTS
                                 TAX-EXEMPT FUND              TAX-EXEMPT FUND              TAX-EXEMPT FUND
                           ---------------------------  ----------------------------  --------------------------
                               SIX                           SIX                          SIX
                              MONTHS         YEAR          MONTHS          YEAR          MONTHS         YEAR
                              ENDED          ENDED          ENDED          ENDED         ENDED         ENDED
                           NOVEMBER 30,     MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,    MAY 31,
                             2000(A)         2000          2000(A)         2000         2000(A)         2000
                           ------------  -------------  -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $   756,550   $   1,305,553  $    512,728   $     686,538  $   289,228   $    339,010
                           ------------  -------------  -------------  -------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............     (756,550)     (1,305,553)     (512,728)       (686,538)    (289,228)      (339,010)
                           ------------  -------------  -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   57,609,915     140,956,225   100,117,256     197,568,078   47,194,306     67,762,141
  Dividends reinvested...      756,550       1,305,553       512,728         686,538      289,228        339,010
  Cost of shares
    redeemed.............  (70,390,318)   (146,571,734) (100,062,719)   (192,022,135) (47,506,024)   (71,921,640)
                           ------------  -------------  -------------  -------------  ------------  ------------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........  (12,023,853)     (4,309,956)      567,265       6,232,481      (22,490)    (3,820,489)

NET ASSETS:
  Beginning of period....   51,128,722      55,438,678    28,862,571      22,630,090   16,107,802     19,928,291
                           ------------  -------------  -------------  -------------  ------------  ------------
  End of period..........  $39,104,869   $  51,128,722  $ 29,429,836   $  28,862,571  $16,085,312   $ 16,107,802
                           ============  =============  =============  =============  ============  ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             RESERVE TAX-EXEMPT TRUST
                                ----------------------------------------------------------------------------------
                                        MICHIGAN TAX-EXEMPT FUND                 NEW JERSEY TAX-EXEMPT FUND
                                ----------------------------------------  ----------------------------------------
                                   SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                 NOVEMBER 30, 2000(A)     MAY 31, 2000     NOVEMBER 30, 2000(A)     MAY 31, 2000
                                -----------------------  ---------------  -----------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.......        $    44,476         $     36,177         $     767,463        $   1,050,252
                                      -----------         ------------         -------------        -------------

DIVIDENDS PAID TO
  SHAREHOLDERS FROM:
  Net investment income (Note
    1)........................            (44,476)             (36,177)             (767,463)          (1,050,252)
                                      -----------         ------------         -------------        -------------

FROM CAPITAL SHARE
  TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale of
    shares....................          6,865,152           11,678,027           124,393,617          215,890,580
  Dividends reinvested........             44,476               36,177               767,463            1,050,252
  Cost of shares redeemed.....         (6,807,497)         (10,766,736)         (102,889,995)        (213,823,240)
                                      -----------         ------------         -------------        -------------
  Net increase derived from
    capital share transactions
    and from investment
    operations................            102,131              947,468            22,271,085            3,117,592

NET ASSETS:
  Beginning of period.........          2,161,773            1,214,305            44,434,088           41,316,496
                                      -----------         ------------         -------------        -------------
  End of period...............        $ 2,263,904         $  2,161,773         $  66,705,173        $  44,434,088
                                      ===========         ============         =============        =============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------------
                                  OHIO TAX-EXEMPT                PENNSYLVANIA TAX-                VIRGINIA TAX-
                                        FUND                        EXEMPT FUND                    EXEMPT FUND
                           ------------------------------  -----------------------------  -----------------------------
                             SIX MONTHS         YEAR         SIX MONTHS         YEAR        SIX MONTHS        PERIOD
                                ENDED           ENDED           ENDED          ENDED           ENDED          ENDED
                            NOVEMBER 30,       MAY 31,      NOVEMBER 30,      MAY 31,      NOVEMBER 30,      MAY 31,
                               2000(A)          2000           2000(A)          2000          2000(A)        2000(B)
                           ---------------  -------------  ---------------  ------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
  Net investment
    income...............   $    127,695    $     60,833    $    351,778    $   494,718     $    41,763    $     5,782
                            ------------    ------------    ------------    -----------     -----------    -----------

DIVIDENDS PAID SHAREHOLDS FROM:
  Net investment income
    (Note 1).............       (127,695)        (60,833)       (351,778)      (494,718)        (41,763)        (5,782)
                            ------------    ------------    ------------    -----------     -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     22,371,943      18,513,169      40,554,588     84,167,132       5,919,501      2,098,440
  Dividends reinvested...        127,695          60,833         351,778        494,718          41,763          5,782
  Cost of shares
    redeemed.............    (23,027,245)    (10,862,839)    (41,570,927)   (80,526,010)     (4,621,616)             0
                            ------------    ------------    ------------    -----------     -----------    -----------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........       (527,607)      7,711,163        (664,561)     4,135,840       1,339,648      2,104,222

NET ASSETS:
    Beginning of
      period.............      8,933,649       1,222,486      21,085,129     16,949,289       2,104,222              0
                            ------------    ------------    ------------    -----------     -----------    -----------
    End of period........   $  8,406,042    $  8,933,649    $ 20,420,568    $21,085,129     $ 3,443,870    $ 2,104,222
                            ============    ============    ============    ===========     ===========    ===========

-----------------

(a)  Unaudited.
(b)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
         RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA,
 INTERSTATE, MASSACHUSETTS, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINNIA FUNDS)
                                   ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Funds' shares are divided into four (4) series: Primary, U.S. Government, U.S. Treasury and the Strategist Money-Market. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Funds; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia of Reserve Tax-Exempt Trust and New York Fund of Reserve New York Tax-Exempt Trust. These financial statements and notes apply to all funds mentioned above except Strategist Money-Market Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. Effective June 26, 1999, the Primary and U.S. Government Funds entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund. The U.S. Treasury, Ohio, Michigan, California II and Virginia Funds, since inception, have been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

     For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage

--------------------------------------------------------------------------------
     fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. During the six months ended November 30, 2000, RMCI voluntarily reduced its fee for the U.S. Treasury Fund by $111,084.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate not to exceed .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the period ended November 30, 2000, RMCI voluntarily reimbursed the Fund a total of $47,621 pursuant to the undertaking.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At
     May 31, 2000, the percentage invested in such obligations amounted to:

Interstate                            86%  Michigan                             100%
New York                              99%  New Jersey                            75%
California II                         98%  Ohio                                  97%
Connecticut                           89%  Pennsylvania                          87%
Florida                               99%  Virginia                             103%
Massachusetts                         97%

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2000, the composition of each Fund's net assets was as follows:

                                    PRIMARY      U.S. GOVERNMENT  U.S. TREASURY   INTERSTATE
                                 --------------  ---------------  -------------  ------------
      Par Value................  $    5,403,818   $    755,139    $    295,529   $    305,121
      Paid-in-Capital..........   5,398,414,373    754,383,577     295,233,363    304,815,385
                                 --------------   ------------    ------------   ------------
      Net Assets...............  $5,403,818,191   $755,138,716    $295,528,892   $305,120,506
                                 ==============   ============    ============   ============

                                    NEW YORK      CALIFORNIA II    CONNECTICUT     FLORIDA     MASSACHUSETTS
                                 --------------  ---------------  -------------  ------------  -------------
      Par Value................  $      232,399   $    118,051    $     39,105   $     29,430   $    16,085
      Paid-in-Capital..........     232,166,495    117,932,674      39,065,764     29,400,406    16,069,227
                                 --------------   ------------    ------------   ------------   -----------
      Net Assets...............  $  232,398,894   $118,050,725    $ 39,104,869   $ 29,429,836   $16,085,312
                                 ==============   ============    ============   ============   ===========

                                    MICHIGAN       NEW JERSEY         OHIO       PENNSYLVANIA    VIRGINIA
                                 --------------  ---------------  -------------  ------------  -------------
      Par Value................  $        2,264   $     66,705    $      8,406   $     20,421   $     3,444
      Paid-in-Capital..........       2,261,640     66,638,468       8,397,636     20,400,147     3,440,426
                                 --------------   ------------    ------------   ------------   -----------
      Net Assets...............  $    2,263,904   $ 66,705,173    $  8,406,042   $ 20,420,568   $ 3,443,870
                                 ==============   ============    ============   ============   ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated.

                                   SIX MONTHS
                                      ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                  NOVEMBER 30,    ---------------------------------------------------------------
                                     2000(A)         2000         1999         1998         1997         1996
                                 ---------------  -----------  -----------  -----------  -----------  -----------
      PRIMARY FUND
      -------------------------
      Net asset value beginning
        of year................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    --------       --------     --------     --------     --------     --------
      Net investment income
        from investment
        operations.............        .0283          .0492        .0438        .0483        .0457        .0490
      Less dividends from net
        investment income......       (.0283)        (.0492)      (.0438)      (.0483)      (.0457)      (.0490)
                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of
        year...................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    ========       ========     ========     ========     ========     ========
      Total Return.............        5.64%(b)       4.92%        4.38%        4.83%        4.57%         4.9%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............     $5,403.8       $4,355.9     $3,330.1     $2,707.6     $2,104.1     $1,664.1
      Ratio of expenses to
        average net assets.....        1.00%(b)       1.00%        1.00%         .94%         .98%         .98%
      Ratio of net investment
        income to average net
        assets.................        5.63%(b)       4.74%        4.26%        4.71%        4.47%        4.79%
      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value beginning
        of year................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    --------       --------     --------     --------     --------     --------
      Net investment income
        from investment
        operations.............        .0279          .0471        .0426        .0471        .0449        .0484
      Less dividends from net
        investment income......       (.0279)        (.0471)      (.0426)      (.0471)      (.0449)      (.0484)
                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of
        year...................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    ========       ========     ========     ========     ========     ========
      Total Return.............        5.56%(b)       4.71%        4.26%        4.71%        4.49%        4.84%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............     $  755.1       $  667.7     $  716.2     $  652.5     $  611.8     $  568.5
      Ratio of expenses to
        average net assets.....        1.00%(b)       1.00%        1.00%         .99%         .99%        1.00%
      Ratio of net investment
        income to average net
        assets.................        5.56%(b)       4.12%        4.16%        4.63%        4.40%        4.75%
      U.S. TREASURY FUND
      -------------------------
      Net asset value beginning
        of year................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    --------       --------     --------     --------     --------     --------
      Net investment income
        from investment
        operations.............        .0256          .0443        .0410        .0456        .0443        .0466
      Less dividends from net
        investment income......       (.0256)        (.0443)      (.0410)      (.0456)      (.0443)      (.0466)
                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of
        year...................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    ========       ========     ========     ========     ========     ========
      Total Return.............        5.11%(b)       4.43%        4.10%        4.56%        4.43%        4.66%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............     $  295.5       $  397.2     $  286.7     $  239.8     $  169.2     $  142.8
      Ratio of expenses to
        average net assets ....        1.07%(b)       1.00%        1.00%         .97%         .97%         .99%
      Ratio of net investment
        income to average net
        assets.................        5.01%(b)       4.12%        3.76%        4.26%        4.13%        4.33%

---------------

(a)  Unaudited.
(b)  Annualized.

--------------------------------------------------------------------------------

                                     FOR THE
                                   SIX MONTHS
                                      ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                  NOVEMBER 30,    ---------------------------------------------------------------
                                     2000(A)         2000         1999         1998         1997         1996
                                 ---------------  -----------  -----------  -----------  -----------  -----------

      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ---------      ---------    ---------    ---------    ---------    ---------
      Net investment income
        from investment
        operations.............        0.0162         0.0267       0.0272       0.0279       0.0256       0.0285
      Less dividends from net
        investment income......       (0.0162)       (0.0267)     (0.0272)     (0.0279)      0.0256      (0.0285)
                                    ---------      ---------    ---------    ---------    ---------    ---------
      Net asset value at end of
        period.................     $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    =========      =========    =========    =========    =========    =========
      Total Return.............         3.23%(b)        2.67%        2.42%        2.79%        2.56%        2.85%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $   305.1      $   271.9    $   292.6    $   352.9    $   306.2    $   292.1
      Ratio of expenses to
        average net assets.....         1.00%(b)       1.00%        1.00%        0.97%        1.04%        1.04%
      Ratio of net investment
        income to average net
        assets.................         3.23%(b)       2.60%        2.38%        2.75%        2.52%        2.80%
      NEW YORK TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    ---------      ---------    ---------    ---------    ---------    ---------
      Net investment income
        from investment
        operations.............        0.0157         0.0258       0.0222       0.0268       0.0247       0.0276
      Less dividends from net
        investment income......       (0.0157)       (0.0258)     (0.0222)     (0.0268)     (0.0247)     (0.0276)
                                    ---------      ---------    ---------    ---------    ---------    ---------
      Net asset value at end of
        period.................     $  1.0000      $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                    =========      =========    =========    =========    =========    =========
      Total Return.............         3.13%(b)       2.58%        2.22%        2.68%        2.47%        2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $   232.4      $   228.4    $   186.0    $   171.2    $   153.2    $   125.5
      Ratio of expenses to
        average net assets.....         1.00%(b)       1.00%        1.00%        0.94%        1.04%        1.04%
      Ratio of net investment
        income to average net
        assets.................         3.13%(b)       2.55%        2.19%        2.63%        2.43%        2.72%

---------------

(a)  Unaudited.
(b)  Annualized.

--------------------------------------------------------------------------------

                                                FOR THE SIX     FISCAL
                                                MONTHS ENDED  YEAR ENDED
                                                NOVEMBER 30,   MAY 31,
                                                  2000(A)      2000(C)
                                                ------------  ----------

      CALIFORNIA II TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................    $ 1.0000     $ 1.0000
                                                  --------     --------
      Net investment income from investment
        operations............................      0.0135       0.0208
      Less dividends from net investment
        income................................     (0.0135)     (0.0208)
                                                  --------     --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000
                                                  ========     ========
      Total Return............................       2.69%(b)      2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $  118.1     $   91.4
      Ratio of expenses to average net
        assets................................       1.00%(b)      1.00%(b)
      Ratio of net investment income to
        average net assets....................       2.69%(b)      2.27%(b)

                                  FOR THE SIX
                                 MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                 NOVEMBER 30,   ----------------------------------------------------------
                                    2000(A)        2000        1999        1998        1997        1996
                                 -------------  ----------  ----------  ----------  ----------  ----------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net investment income
        from investment
        operations.............       0.0150       0.0248      0.0221      0.0267      0.0243      0.0266
      Less dividends from net
        investment income......      (0.0150)     (0.0248)    (0.0221)    (0.0267)    (0.0243)    (0.0266)
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net asset value at end of
        period.................    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   =========    =========   =========   =========   =========   =========
      Total Return.............        2.99%(b)     2.48%       2.21%       2.67%       2.43%       2.66%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    39.1    $    51.1   $    55.4   $    36.8   $    33.5   $    34.8
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.00%       1.00%       0.89%       0.97%       1.01%
      Ratio of net investment
        income to average net
        assets.................        2.99%(b)     2.42%       2.17%       2.64%       2.39%       2.61%

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.

--------------------------------------------------------------------------------

                                  FOR THE SIX
                                 MONTHS ENDED             FISCAL YEAR ENDED MAY 31,
                                 NOVEMBER 30,   ----------------------------------------------
                                    2000(A)        2000        1999        1998      1997(C)
                                 -------------  ----------  ----------  ----------  ----------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   ---------    ---------   ---------   ---------   ---------
      Net investment income
        from investment
        operations.............       0.0163       0.0272      0.0237      0.0269      0.0228
      Less dividends from net
        investment income......      (0.0163)     (0.0272)    (0.0237)    (0.0269)    (0.0228)
                                   ---------    ---------   ---------   ---------   ---------
      Net asset value at end of
        period.................    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   =========    =========   =========   =========   =========
      Total Return.............        3.25%(b)     2.72%       2.37%       2.69%       2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    29.4    $    28.9   $    22.6   $    10.8   $     4.1
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.00%       1.00%       0.94%       1.04%(b)
      Ratio of net investment
        income to average net
        assets.................        3.25%(b)     2.68%       2.30%       2.62%       2.39%(b)

                                  FOR THE SIX
                                 MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                 NOVEMBER 30,   ----------------------------------------------------------
                                    2000(A)        2000        1999        1998        1997        1996
                                 -------------  ----------  ----------  ----------  ----------  ----------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net investment income
        from investment
        operations.............       0.0155       0.0256      0.0220      0.0284      0.0259      0.0276
      Less dividends from net
        investment income......      (0.0155)     (0.0256)    (0.0220)    (0.0284)    (0.0259)    (0.0276)
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net asset value at end of
        period.................    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   =========    =========   =========   =========   =========   =========
      Total Return.............        3.10%(b)     2.56%       2.20%       2.84%       2.59%       2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    16.1    $    16.1   $    19.9   $    25.4   $    13.0   $     9.0
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.00%       1.00%       0.75%       0.83%(b)     0.90%
      Ratio of net investment
        income to average net
        assets.................        3.10%(b)     2.55%       2.17%       2.78%       2.54%(b)     2.66%

(a)  Unaudited.
(b)  Annualized.
(c)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.

--------------------------------------------------------------------------------

                                            FOR THE SIX        FISCAL YEAR
                                           MONTHS ENDED       ENDED MAY 31,
                                           NOVEMBER 30,   ----------------------
                                              2000(A)        2000      1999(C)
                                           -------------  ----------  ----------

      MICHIGAN TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................    $  1.0000    $  1.0000   $  1.0000
                                             ---------    ---------   ---------
      Net investment income from
        investment operations............       0.0161       0.0263      0.0118
      Less dividends from net investment
        income...........................      (0.0161)     (0.0263)    (0.0118)
                                             ---------    ---------   ---------
      Net asset value at end of period...    $  1.0000    $  1.0000   $  1.0000
                                             =========    =========   =========
      Total Return.......................        3.21%(b)     2.63%       2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................    $     2.3    $     2.2   $     1.2
      Ratio of expenses to average net
        assets...........................        1.00%(b)     1.00%       1.00%(b)
      Ratio of net investment income to
        average net assets...............        3.22%(b)     2.60%       2.02%(b)

                                  FOR THE SIX
                                 MONTHS ENDED                   FISCAL YEAR ENDED MAY 31,
                                 NOVEMBER 30,   ----------------------------------------------------------
                                    2000(A)        2000        1999        1998        1997        1996
                                 -------------  ----------  ----------  ----------  ----------  ----------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net investment income
        from investment
        operations.............       0.0154       0.0249      0.0223      0.0254      0.0236      0.0263
      Less dividends from net
        investment income......      (0.0154)     (0.0249)    (0.0223)    (0.0254)    (0.0236)    (0.0263)
                                   ---------    ---------   ---------   ---------   ---------   ---------
      Net asset value at end of
        period.................    $  1.0000    $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000
                                   =========    =========   =========   =========   =========   =========
      Total Return.............        3.08%(b)     2.49%       2.23%       2.54%       2.36%       2.63%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    66.7    $    44.4   $    41.3   $    37.6   $    39.5   $    41.0
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.05%       1.00%       0.99%       1.06%       1.04%
      Ratio of net investment
        income to average net
        assets.................        3.08%(b)     2.46%       2.17%       2.50%       2.33%       2.59%

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.

--------------------------------------------------------------------------------

                                       FOR THE SIX
                                      MONTHS ENDED       FISCAL YEAR ENDED MAY 31,
                                      NOVEMBER 30,   ----------------------------------
                                         2000(A)        2000        1999      1998(C)
                                      -------------  ----------  ----------  ----------

      OHIO TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                        ---------    ---------   ---------   ---------
      Net investment income from
        investment operations.......       0.0164       0.0256      0.0236      0.0048
      Less dividends from net
        investment income...........      (0.0164)     (0.0256)    (0.0236)    (0.0048)
                                        ---------    ---------   ---------   ---------
      Net asset value at end of
        period......................    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                        =========    =========   =========   =========
      Total Return..................        3.27%(b)     2.56%       2.36%       2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................    $     8.4    $     8.9   $     1.2   $     2.5
      Ratio of expenses to average
        net assets..................        1.00%(b)     1.00%       1.00%       0.89%(b)
      Ratio of net investment income
        to average net assets.......        3.27%(b)     2.95%       2.16%       2.86%(b)

                                       FOR THE SIX
                                      MONTHS ENDED       FISCAL YEAR ENDED MAY 31,
                                      NOVEMBER 30,   ----------------------------------
                                         2000(A)        2000        1999      1998(C)
                                      -------------  ----------  ----------  ----------

      PENNSYLVANIA TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                        ---------    ---------   ---------   ---------
      Net investment income from
        investment operations.......       0.0165       0.0276      0.0234      0.0189
      Less dividends from net
        investment income...........      (0.0165)     (0.0276)    (0.0234)    (0.0189)
                                        ---------    ---------   ---------   ---------
      Net asset value at end of
        period......................    $  1.0000    $  1.0000   $  1.0000   $  1.0000
                                        =========    =========   =========   =========
      Total Return..................        3.30%(b)     2.76%       2.34%       2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................    $    20.4    $    21.1   $    16.9   $    13.2
      Ratio of expenses to average
        net assets..................        1.00%(b)     1.00%       1.00%       1.00%(b)
      Ratio of net investment income
        to average net assets.......        3.30%(b)     2.73%       2.28%       2.62%(b)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.

--------------------------------------------------------------------------------

                                                 FOR THE SIX   FISCAL YEAR
                                                MONTHS ENDED      ENDED
                                                NOVEMBER 30,     MAY 31,
                                                   2000(A)       2000(C)
                                                -------------  -----------

      VIRGINIA TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................    $  1.0000     $  1.0000
                                                  ---------     ---------
      Net investment income from investment
        operations............................       0.0161        0.0075
      Less dividends from net investment
        income................................      (0.0161)      (0.0075)
                                                  ---------     ---------
      Net asset value at end of period........    $  1.0000     $  1.0000
                                                  =========     =========
      Total Return............................        3.21%(b)       3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $     3.4     $     2.1
      Ratio of expenses to average net
        assets................................        0.99%(b)       1.01%(b)
      Ratio of net investment income to
        average net assets....................        3.21%(b)       3.19%(b)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                            FEDERAL TAX INFORMATION
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.